UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)          (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: October 31, 2010
Item 1: Report(s) to Shareholders.

Annual report dated October 31, 2010 enclosed.

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This wrapper is not part of the shareholder report.

Schwab Equity Index Funds

Annual Report
October 31, 2010

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	16.50%

S&P 500® Index	16.52%
Fund Category: Morningstar Large-Cap Blend	15.53%

Performance Details	pages 6-7

Schwab 1000 Index® Fund (Ticker Symbol: SNXFX)	17.51%

Schwab 1000 Index®	18.05%
Fund Category: Morningstar Large-Cap Blend	15.53%

Performance Details	pages 8-9

Schwab Small-Cap Index Fund® (Ticker Symbol: SWSSX)	27.85%

Schwab Small-Cap Index®	28.08%
Fund Category: Morningstar Small-Cap Blend	25.22%

Performance Details	pages 10-11

Schwab Total Stock Market Index Fund® (Ticker Symbol: SWTSX)	18.53%

Dow Jones U.S. Total Stock Market IndexSM	18.76%
Fund Category: Morningstar Large-Cap Blend	15.53%

Performance Details	pages 12-13

Schwab International Index Fund® (Ticker Symbol: SWISX)[1]	9.31%

Schwab International Index®	8.05%
Fund Category: Morningstar Foreign Large-Cap Blend	12.54%

Performance Details	pages 14-15

Minimum Initial Investment[2]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[2]	Please see prospectus for further details and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the year that ended October 31, 2010, many investors wrestled with news that was mostly negative—the recovery of the U.S. economy remained tepid, unemployment stayed stubbornly high, and the housing market remained weak. In spite of these events, nearly all stock and bond markets produced positive returns, both in the United States and abroad.

The bellwether S&P 500 Index gained 16.52% during the year and international stock markets also rewarded investors as indicated by a return of 8.82% in the MSCI EAFE Index. Growth stocks generally fared better than value stocks in large-, mid-, and small-cap sectors.

For the year ending October 31, 2010, the five Schwab Equity Index Funds generated positive total returns that were in line with their respective comparative indices. The funds’ returns reflected the improving investment results of both the U.S. and international stock markets, particularly in the latter part of the period. The Schwab Equity Index Funds seek investment results that correspond to their respective indices. Please read the fund managers’ discussion and analysis on the following pages for more details.

At Schwab, we encourage investors to review their investment strategy periodically in the context of their tolerance for risk, timeline, and established investment plan.

If you have any questions about the Schwab Equity Index Funds or any other Schwab Funds, please call us at 1-800-435-4000. Please also see www.schwabfunds.com for details on each fund including performance results, investment strategy, and prospectus.

Thank you for investing with us.

Sincerely,

Schwab Equity Index Funds 3

The Investment Environment

The past 12 months produced significant positive returns in nearly all major equity and fixed income markets, despite various economic indicators falling short of expectations here in the United States and abroad. Domestic equity markets fared better than international, and growth stocks outperformed value stocks in large-, mid-, and small-cap categories. In the credit markets, inflation-protected bonds were the best performers and U.S. Treasuries had the poorest returns, though they also had solid performance for the 12 months under review.

The return for the S&P 500 Index, which is usually seen as a bellwether for U.S. financial markets, was positive at 16.52%. The international stock markets also had solid overall returns, and the MSCI EAFE Index (Gross) returned 8.82%. In fixed-income, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%, while the Barclays Capital U.S. TIPS Index returned 10.42%, and the Barclays Capital U.S. Treasury Index returned 7.20% for the reporting period.

In a press release dated November 3, 2010, the Federal Reserve (the Fed) described information it had received since its meeting in September 2010, and noted that the pace of recovery in output and employment remained slow. Moreover, persistent high unemployment, coupled with depressed housing prices and a rise in foreclosures, continued to work against the U.S. economic recovery process. In the U.S. fixed income markets, accommodative Fed policy in the form of a near-zero federal funds rate remained intact, and several recent statements from the Fed affirmed that rates will remain low for an extended period of time. Also in November’s press release, the Fed stated that it intended to purchase up to $600 billion of longer-term U.S. Treasuries by the end of the second quarter in 2011.

At the international level, financial markets fluctuated during the reporting period. Ongoing concerns regarding the debt obligations of Greece, Spain, Ireland, and other European countries continued to capture the attention of central banks and resulted in the progressive downgrading of debt in those countries. The news caused temporary turmoil in the U.S. and global financial markets in early May 2010. While there has been some rebounding to pre-May levels in the markets, central banks remain attentive to debt ratios, monetary exchange rates, interest rates, and inflation measurements.

During the reporting period, two economic events caused volatility in the equity and fixed income markets. First, was the Deepwater Horizon oil spill in the Gulf of Mexico on April 20, 2010. The costs—in terms of environmental impact and loss of oil—affected energy-related stocks, which declined on the news. For the reporting period, the Energy Sector was the weakest performing sector in the S&P 500 Index. Second, investor confidence in the United States and abroad was further shaken on May 6, 2010, when the Dow Jones Industrial Average dropped 999 points, within a 30-minute timeframe, before partially regaining some of the decline. The equity market event was subsequently named the “flash crash.” As a result of the flash crash, more than 16,000 trades were cancelled by the major U.S. stock exchanges.

On a more general note in the United States, real Gross Domestic Product (GDP) growth remained lower than hoped for during the reporting period, with the Bureau of Economic Analysis estimating that GDP grew at a rate of 2.0% for the third quarter of 2010. Likewise, the national unemployment rate—as reported by the Bureau of Labor Statistics—was an ongoing concern and hovered just below 10% throughout the 12-month period. Finally, high delinquencies, foreclosures, and stalled foreclosures weighed heavily on the housing sector. The discovery that some institutions had improper or incomplete paperwork on original loan documents brought at least a temporary halt to some foreclosures.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.52%	S&P 500® Index: measures U.S. large-cap stocks

26.58%	Russell 2000® Index: measures U.S. small-cap stocks

8.82%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

8.01%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.11%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Equity Index Funds

Fund Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund, and the Schwab International Index Fund, and co-management of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund and the Schwab International Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

The Schwab S&P 500 Index Fund (the fund) seeks to track the total return of the S&P 500 Index. To pursue its goal, the fund generally invests in stocks that are included in the S&P 500 Index. The fund generally gives the same weight to a given stock as the index does. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 16.50% for the 12-month period, while its comparative index, the S&P 500 Index (the index), returned 16.52%. Unlike the fund, the index does not include operational and transactional costs. During the period, the fund utilized a replication approach.

The fund’s tight allocation across all sectors, market capitalization, and valuation measures—compared to the index—kept the fund’s performance close to the index’s. Every sector posted positive returns. The best absolute performers were Consumer Discretionary and Industrials. Information Technology, having the largest weight, contributed the most to index and fund returns. Consumer Discretionary was the next largest contributor to index and fund returns. The least positive absolute performers for the fund and the index were Financials and Energy, whereas, the weakest contributors to both were Utilities and Telecommunication Services.

As of 10/31/10:
 Style Assessment1

 Statistics

Number of Holdings	503
Weighted Average Market Cap ($ x 1,000,000)	$82,040
Price/Earnings Ratio (P/E)	16.2
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	2%

 Sector Weightings % of Investments

Information Technology	19.3%
Financials	15.3%
Health Care	11.5%
Consumer Staples	11.2%
Energy	11.1%
Industrials	10.7%
Consumer Discretionary	10.6%
Materials	3.6%
Utilities	3.5%
Telecommunication Services	3.1%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Exxon Mobil Corp.	3.2%
Apple, Inc.	2.5%
Microsoft Corp.	1.9%
International Business Machines Corp.	1.7%
The Procter & Gamble Co.	1.7%
Johnson & Johnson	1.6%
General Electric Co.	1.6%
AT&T, Inc.	1.6%
Chevron Corp.	1.5%
Google, Inc., Class A	1.4%
Total	18.7%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Pre-Tax Average Annual Total Returns1,2,3,5

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)	16.50%	1.75%	-0.06%
S&P 500® Index	16.52%	1.73%	-0.02%
Fund Category: Morningstar Large-Cap Blend	15.53%	1.57%	0.69%

Fund Expense Ratios4: Net 0.09%; Gross 0.10%

 Average Annual Total Returns After Tax1,2,3,5

	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)
Pre-Liquidation (still own shares)	16.26%	1.46%	-0.46%
Post-Liquidation (shares were sold)	11.01%	1.48%	-0.23%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	13.37%	0.39%	-0.25%
Post-Liquidation (shares were sold)	9.06%	0.81%	0.16%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.

Schwab Equity Index Funds 7

Schwab 1000 Index® Fund

The Schwab 1000 Index Fund (the fund) seeks to match the total return of the Schwab 1000 Index. To pursue its goal, the fund generally invests in stocks that are included in the Schwab 1000 Index. The fund generally gives the same weight to a given stock as the index does. The Schwab 1000 Index includes the stocks of the largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 17.51% for the 12-month period, while its comparative index, the Schwab 1000 Index (the index), returned 18.05%. Unlike the fund, the index does not include operational and transactional costs. During the period, the fund utilized a replication approach. The fund uses certain management techniques in seeking to enhance its after-tax performance. These strategies, while helping the fund reduce capital gain distributions, may result in a variance from the fund’s index.

The fund’s tight allocation across all sectors, market capitalization, and valuation measures—compared to the index—kept the fund’s performance close to the index’s.

Every sector posted positive returns. The best absolute performers were Consumer Discretionary and Industrials. Information Technology, having the largest weight, contributed the most to index and fund returns. Consumer Discretionary was the next largest contributor to index and fund returns. The least positive absolute performers for the fund and the index were Financials and Energy, whereas, the weakest contributors to both were Utilities and Telecommunication Services.

As of 10/31/10:
 Style Assessment1

 Statistics

Number of Holdings	975
Weighted Average Market Cap ($ x 1,000,000)	$73,605
Price/Earnings Ratio (P/E)	16.6
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	5%

 Sector Weightings % of Investments

Information Technology	18.9%
Financials	15.4%
Health Care	11.5%
Consumer Discretionary	11.2%
Industrials	10.9%
Energy	10.7%
Consumer Staples	10.5%
Materials	4.1%
Utilities	3.7%
Telecommunication Services	3.0%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Exxon Mobil Corp.	2.8%
Apple, Inc.	2.3%
Microsoft Corp.	1.7%
International Business Machines Corp.	1.5%
The Procter & Gamble Co.	1.5%
Johnson & Johnson	1.4%
General Electric Co.	1.4%
AT&T, Inc.	1.4%
Chevron Corp.	1.4%
Google, Inc., Class A	1.3%
Total	16.7%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Pre-Tax Average Annual Total Returns1,2,3,5

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)	17.51%	1.92%	0.25%
Schwab 1000 Index®	18.05%	2.20%	0.54%
Fund Category: Morningstar Large-Cap Blend	15.53%	1.57%	0.69%

Fund Expense Ratios4: Net 0.29%; Gross 0.35%

 Average Annual Total Returns After Tax1,2,3,5

	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)
Pre-Liquidation (still own shares)	17.20%	1.67%	-0.07%
Post-Liquidation (shares were sold)	11.73%	1.62%	0.08%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	13.37%	0.39%	-0.25%
Post-Liquidation (shares were sold)	9.06%	0.81%	0.16%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Investor Shares. Accordingly, the past performance shown is that of the fund’s former Investor Shares.

Schwab Equity Index Funds 9

Schwab Small-Cap Index Fund®

The Schwab Small-Cap Index Fund (the fund) seeks to track the total return of the Schwab Small-Cap Index. To pursue its goal, the fund generally invests in stocks that are included in the Schwab Small-Cap Index. The fund generally gives the same weight to a given stock as the index does. The Schwab Small-Cap Index includes the stocks of the second-largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of small-cap U.S. stocks. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 27.85% while its comparative index, the Schwab Small-Cap Index (the index), returned 28.08%. Unlike the fund, the index does not include operational and transactional costs. During the period, the fund utilized a replication approach.

The fund’s tight allocation across all sectors, market capitalization, and valuation measures—compared to the index—kept the fund’s performance close to the index’s. Every sector posted positive returns. The best absolute performers were Consumer Discretionary and Materials. Information Technology and Financials contributed the most to index performance, while Consumer Discretionary and Information Technology contributed the most to fund performance. The weakest absolute performers for the fund and the index were Financials and Health Care, though both returned over 19%. For the fund, the least positive absolute performers were Financials and Telecommunication Services, though both returned over 16%. In terms of contribution to the fund and the index, Telecommunication Services and Utilities were the weakest.

As of 10/31/10:
 Style Assessment1

 Statistics

Number of Holdings	970
Weighted Average Market Cap ($ x 1,000,000)	$1,169
Price/Earnings Ratio (P/E)	84.9
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	33%

 Sector Weightings % of Investments

Financials	19.7%
Information Technology	18.6%
Industrials	16.9%
Consumer Discretionary	14.8%
Health Care	11.6%
Energy	5.9%
Materials	4.9%
Consumer Staples	3.2%
Utilities	3.0%
Telecommunication Services	1.2%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Ares Capital Corp.	0.3%
Popular, Inc.	0.3%
Hill-Rom Holdings, Inc.	0.3%
American Capital Ltd.	0.3%
Polaris Industries, Inc.	0.3%
Brigham Exploration Co.	0.3%
Deckers Outdoor Corp.	0.3%
CBL & Associates Properties, Inc.	0.3%
Alterra Capital Holdings Ltd.	0.3%
AMERIGROUP Corp.	0.3%
Total	3.0%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Pre-Tax Average Annual Total Returns1,2,3,5

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)	27.85%	4.23%	4.73%
Schwab Small-Cap Index®	28.08%	4.40%	4.80%
Fund Category: Morningstar Small-Cap Blend	25.22%	2.78%	6.36%

Fund Expense Ratios4: Net 0.19%; Gross 0.20%

 Average Annual Total Returns After Tax1,2,3,5

	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	27.68%	2.91%	3.49%
Post-Liquidation (shares were sold)	18.28%	3.34%	3.60%

Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	23.41%	1.13%	4.85%
Post-Liquidation (shares were sold)	15.40%	1.72%	4.89%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 11

Schwab Total Stock Market Index Fund®

The Schwab Total Stock Market Index Fund (the fund) seeks to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market Index. To pursue its goal, the fund generally invests in stocks that are included in The Dow Jones U.S. Total Stock Market Index. The fund generally gives the same weight to a given stock as the index does. The Dow Jones U.S. Total Stock Market Index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available—currently more than 6,000 stocks. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 18.53%, for the 12-month reporting period, while its comparative index, the Dow Jones U.S. Total Stock Market Index (the index), returned 18.76%. Unlike the fund, the index does not include operational and transactional costs. During the period, the fund utilized a sampling approach.

The fund’s tight allocation across all sectors, market capitalization, and valuation measures—compared to the index—kept its performance close to the index’s. Every sector posted positive returns. The best absolute performers for the fund and the index were Consumer Discretionary and Industrials, while Information Technology contributed the most to index and fund returns.

Stocks with smaller market capitalization outperformed their larger-cap counterparts, and from a valuation perspective, returns for all price-to-earnings and price-to-book groups had positive, evenly-distributed performance. The least positive absolute performers for the fund and the index were Financials and Energy, whereas, the weakest contributors to both were Utilities and Telecommunication Services.

As of 10/31/10:
 Style Assessment1

 Statistics

Number of Holdings	2,274
Weighted Average Market Cap ($ x 1,000,000)	$67,060
Price/Earnings Ratio (P/E)	17.9
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate	3%

 Sector Weightings % of Investments

Information Technology	19.0%
Financials	16.0%
Health Care	11.5%
Consumer Discretionary	11.3%
Industrials	11.0%
Energy	10.3%
Consumer Staples	9.6%
Materials	4.1%
Utilities	3.6%
Telecommunication Services	2.8%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Exxon Mobil Corp.	2.6%
Apple, Inc.	2.1%
Microsoft Corp.	1.6%
International Business Machines Corp.	1.4%
The Procter & Gamble Co.	1.4%
Johnson & Johnson	1.3%
General Electric Co.	1.3%
AT&T, Inc.	1.3%
Chevron Corp.	1.2%
Berkshire Hathaway, Inc., Class B	1.2%
Total	15.4%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

“Dow Jones” and “The Dow Jones U.S. Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Pre-Tax Average Annual Total Returns1,2,3,5

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)	18.53%	2.39%	0.97%
Dow Jones U.S. Total Stock Market IndexSM	18.76%	2.36%	0.94%
Fund Category: Morningstar Large-Cap Blend	15.53%	1.57%	0.69%

Fund Expense Ratios4: Net 0.09%; Gross 0.12%

 Average Annual Total Returns After Tax1,2,3,5

	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)
Pre-Liquidation (still own shares)	18.24%	2.08%	0.61%
Post-Liquidation (shares were sold)	12.37%	1.97%	0.65%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	13.37%	0.39%	-0.25%
Post-Liquidation (shares were sold)	9.06%	0.81%	0.16%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 13

Schwab International Index Fund®

The Schwab International Index Fund (the fund) seeks to track the total return of the Schwab International Index. To pursue its goal, the fund generally invests in stocks that are included in the Schwab International Index. Schwab International Index includes stocks of 350 of the largest publicly traded companies from selected countries outside the United States. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 9.31% for the 12-month period, while its comparative index, the Schwab International Index (the index), returned 8.05%. Unlike the fund, the index does not include operational and transactional costs. During the period, the fund utilized a replication approach.

The fund’s tight allocation across all sectors, market caps, and valuation measures—compared to the index—kept the fund’s performance close to the index’s performance. However, two elements, beyond the individual stocks the fund held, were important to the fund’s performance. A part of the fund’s outperformance was attributed to timing differences in foreign exchange calculations.* Fair valuation of the fund’s holdings on the last trading day of the current period also had a positive impact on the fund’s return relative to the index (see financial note 2 for more information). While both of these elements contributed positively to fund performance, these effects could be negative during other periods.

Almost all sectors posted positive returns. Materials and Consumer Staples were the best contributors to fund performance, while Consumer Discretionary and Materials were the top contributors to the index. The weakest contributors and absolute performers for the fund and the index were Energy and Financials. From a country standpoint, the top absolute performers were Denmark and Hong Kong. Greece was the worst performer. The countries contributing most to the index return were the United Kingdom and Canada.

As of 10/31/10:

 Style Assessment1

 Country Weightings % of Equity Investments

United Kingdom	21.0%
Japan	14.6%
France	10.4%
Canada	9.4%
Germany	8.5%
Switzerland	8.2%
Australia	7.3%
Spain	3.9%
Italy	3.0%
Hong Kong	2.5%
Other	11.2%
Total	100.0%

 Statistics

Number of Holdings	357
Weighted Average Market Cap ($ x 1,000,000)	$60,686
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	13%

 Sector Weightings % of Investments

Financials	26.6%
Materials	10.8%
Energy	10.7%
Consumer Staples	10.5%
Industrials	8.9%
Health Care	8.7%
Consumer Discretionary	7.9%
Telecommunication Services	6.5%
Utilities	5.1%
Information Technology	3.9%
Other	0.4%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. - Reg’d	2.0%
HSBC Holdings plc	2.0%
Novartis AG - Reg’d	1.6%
Vodafone Group plc	1.5%
BHP Billiton Ltd.	1.5%
Total S.A.	1.4%
BP plc	1.4%
Royal Dutch Shell plc, Class A	1.3%
Telefonica S.A.	1.2%
Banco Santander S.A.	1.1%
Total	15.0%

Manager views and portfolio holdings may have changed since the report date.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

*	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST), using exchange rates in place at that time. Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.
[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Pre-Tax Average Annual Total Returns1,2,3,5

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)	9.31%	3.32%	2.54%
Schwab International Index®	8.05%	3.54%	2.84%
Fund Category: Morningstar Foreign Large-Cap Blend	12.54%	3.71%	3.05%

Fund Expense Ratios4: Net 0.19%; Gross 0.23%

 Average Annual Total Returns After Tax1,2,3,5

	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	9.14%	2.95%	2.01%
Post-Liquidation (shares were sold)	6.84%	2.90%	1.98%

Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	9.94%	2.15%	1.73%
Post-Liquidation (shares were sold)	6.96%	2.50%	1.93%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Net) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2010 and held through October 31, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/10	at 10/31/10	5/1/10–10/31/10

Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000	$1,007.50	$0.46
Hypothetical 5% Return	0.09%	$1,000	$1,024.75	$0.46

Schwab 1000 Index® Fund
Actual Return	0.29%	$1,000	$1,008.50	$1.47
Hypothetical 5% Return	0.29%	$1,000	$1,023.74	$1.48

Schwab Small-Cap Index Fund®
Actual Return	0.19%	$1,000	$983.10	$0.95
Hypothetical 5% Return	0.19%	$1,000	$1,024.25	$0.97

Schwab Total Stock Market Index Fund®
Actual Return	0.09%	$1,000	$1,008.90	$0.46
Hypothetical 5% Return	0.09%	$1,000	$1,024.75	$0.46

Schwab International Index Fund®
Actual Return	0.19%	$1,000	$1,063.30	$0.99
Hypothetical 5% Return	0.19%	$1,000	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights, which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.

16 Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–		11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09[1]		10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	16.28	15.28		24.28	21.56	18.88

Income (loss) from investment operations:
Net investment income (loss)	0.35	0.20		0.44	0.41	0.37
Net realized and unrealized gains (losses)	2.31	1.22		(9.02)	2.68	2.65

Total from investment operations	2.66	1.42		(8.58)	3.09	3.02
Less distributions:
Distributions from net investment income	(0.24)	(0.42)		(0.42)	(0.37)	(0.34)

Net asset value at end of period	18.70	16.28		15.28	24.28	21.56

Total return (%)	16.50	9.81		(35.92)	14.50	16.18

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	0.13	[2]	0.19	0.19	0.19
Gross operating expenses	0.10	0.16		0.21	0.20	0.21
Net investment income (loss)	1.97	2.09		2.06	1.78	1.74
Portfolio turnover rate	2	3	[3]	3	2	3
Net assets, end of period ($ x 1,000,000)	10,007	8,718		2,598	4,345	4,038

1 Effective September 9, 2009, the Investor Share class, the e.Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
3 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund. (See financial note 11)

See financial notes 17

 Schwab S&P 500 Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	8,564,085,806	9,997,803,572
0.1%		Short-Term Investments	9,501,330	9,501,330

100.0%		Total Investments	8,573,587,136	10,007,304,902
0.1%		Collateral Invested for Securities on Loan	13,300,790	13,300,790
(0	.1)%	Other Assets and Liabilities, Net		(13,679,342)

100.0%		Net Assets		10,006,926,350

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.9% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	3,176,997	0.4	44,890,968
Other Securities		0.4	29,872,307

		0.8	74,763,275

Banks 2.8%
U.S. Bancorp	1,774,328	0.4	42,903,251
Wells Fargo & Co.	4,864,309	1.3	126,861,179
Other Securities		1.1	108,767,016

		2.8	278,531,446

Capital Goods 8.0%
3M Co.	658,619	0.6	55,468,892
Caterpillar, Inc.	577,162	0.5	45,364,933
General Electric Co.	9,950,352	1.6	159,404,639
The Boeing Co.	708,654	0.5	50,059,319
United Technologies Corp.	882,035	0.7	65,949,757
Other Securities		4.1	427,188,676

		8.0	803,436,216

Commercial & Professional Supplies 0.6%
Other Securities		0.6	58,461,695

Consumer Durables & Apparel 1.1%
Other Securities		1.1	109,410,996

Consumer Services 1.9%
McDonald’s Corp.	1,009,338	0.8	78,496,216
Other Securities		1.1	110,648,290

		1.9	189,144,506

Diversified Financials 7.1%
Bank of America Corp.	9,367,011	1.1	107,158,606
Citigroup, Inc. *	23,804,076	1.0	99,262,997
JPMorgan Chase & Co.	3,714,631	1.4	139,781,565
The Charles Schwab Corp. (b)	891,781	0.1	13,733,427
The Goldman Sachs Group, Inc.	480,169	0.8	77,283,201
Other Securities		2.7	270,254,093

		7.1	707,473,889

Energy 11.1%
Chevron Corp.	1,871,934	1.5	154,640,468
ConocoPhillips	1,388,390	0.8	82,470,366
Exxon Mobil Corp.	4,791,041	3.2	318,460,495
Occidental Petroleum Corp.	759,350	0.6	59,707,691
Schlumberger Ltd.	1,289,615	0.9	90,131,192
Other Securities		4.1	407,279,220

		11.1	1,112,689,432

Food & Staples Retailing 2.4%
Wal-Mart Stores, Inc.	1,867,102	1.0	101,140,915
Other Securities		1.4	140,707,448

		2.4	241,848,363

Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	1,901,291	0.5	48,330,817
Kraft Foods, Inc., Class A	1,587,654	0.5	51,233,594
PepsiCo, Inc.	1,488,963	1.0	97,229,284
Philip Morris International, Inc.	1,735,046	1.0	101,500,191
The Coca-Cola Co.	2,170,228	1.3	133,078,381
Other Securities		1.9	188,724,307

		6.2	620,096,574

Health Care Equipment & Services 3.7%
Other Securities		3.7	373,033,773

Household & Personal Products 2.6%
The Procter & Gamble Co.	2,675,090	1.7	170,055,471
Other Securities		0.9	87,488,704

		2.6	257,544,175

Insurance 4.0%
Berkshire Hathaway, Inc., Class B *	1,591,030	1.3	126,582,347
Other Securities		2.7	271,500,036

		4.0	398,082,383

18 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 3.6%
Freeport-McMoRan Copper & Gold, Inc.	431,870	0.4	40,889,452
Other Securities		3.2	321,891,123

		3.6	362,780,575

Media 3.2%
Comcast Corp., Class A	2,616,164	0.5	53,840,655
The Walt Disney Co.	1,801,283	0.6	65,044,329
Other Securities		2.1	203,951,623

		3.2	322,836,607

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Abbott Laboratories	1,448,386	0.7	74,331,169
Amgen, Inc. *	907,459	0.5	51,897,580
Bristol-Myers Squibb Co.	1,612,264	0.4	43,369,902
Johnson & Johnson	2,577,325	1.6	164,098,283
Merck & Co., Inc.	2,880,714	1.0	104,512,304
Pfizer, Inc.	7,524,533	1.3	130,926,874
Other Securities		2.3	210,733,761

		7.8	779,869,873

Real Estate 1.5%
Other Securities		1.5	149,145,503

Retailing 3.6%
Amazon.com, Inc. *	324,190	0.5	53,536,736
The Home Depot, Inc.	1,552,250	0.5	47,933,480
Other Securities		2.6	260,398,179

		3.6	361,868,395

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	5,153,905	1.0	103,438,873
Other Securities		1.5	143,838,478

		2.5	247,277,351

Software & Services 9.3%
Google, Inc., Class A *	229,758	1.4	140,839,356
International Business Machines Corp.	1,190,690	1.7	170,983,084
Microsoft Corp.	7,184,631	1.9	191,398,570
Oracle Corp.	3,629,986	1.1	106,721,588
Other Securities		3.2	324,639,035

		9.3	934,581,633

Technology Hardware & Equipment 7.5%
Apple, Inc. *	847,740	2.5	255,059,534
Cisco Systems, Inc. *	5,323,628	1.2	121,538,427
Hewlett-Packard Co.	2,116,908	0.9	89,037,151
QUALCOMM, Inc.	1,496,265	0.7	67,526,440
Other Securities		2.2	215,530,513

		7.5	748,692,065

Telecommunication Services 3.1%
AT&T, Inc.	5,502,536	1.6	156,822,276
Verizon Communications, Inc.	2,648,178	0.9	85,986,340
Other Securities		0.6	66,942,684

		3.1	309,751,300

Transportation 2.0%
Union Pacific Corp.	471,475	0.4	41,338,928
United Parcel Service, Inc., Class B	932,518	0.6	62,795,762
Other Securities		1.0	100,233,643

		2.0	204,368,333

Utilities 3.5%
Other Securities		3.5	352,115,214

Total Common Stock
(Cost $8,564,085,806)			9,997,803,572

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.1% of net assets

Time Deposit 0.1%
Other Securities		0.1	7,139,229

U.S. Treasury Obligation 0.0%
Other Securities		0.0	2,362,101

Total Short-Term Investments
(Cost $9,501,330)			9,501,330

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	13,300,790	0.1	13,300,790

Total Collateral Invested for Securities on Loan
(Cost $13,300,790)			13,300,790

End of Collateral Invested for Securities on Loan

At 10/31/10 the tax basis cost of the fund’s investments was $8,623,364,927 and the unrealized appreciation and depreciation were $2,713,509,546 and ($1,329,569,571), respectively, with a net unrealized appreciation of $1,383,939,975.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust.

See financial notes 19

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	30	1,769,550	127,883

20 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $13,140,101 (cost $8,573,587,136)		$10,007,304,902
Cash		293
Collateral invested for securities on loan		13,300,790
Receivables:
Dividends		11,426,903
Fund shares sold		4,566,221
Income from securities on loan		51,144
Foreign tax reclaims		19,950
Due from broker for futures		5,588
Interest		18
Prepaid expenses	+	241,861

Total assets		10,036,917,670

Liabilities

Collateral held for securities on loan		13,300,790
Payables:
Investment adviser and administrator fees		45,085
Shareholder service fees		18,879
Fund shares redeemed		16,408,415
Accrued expenses	+	218,151

Total liabilities		29,991,320

Net Assets

Total assets		10,036,917,670
Total liabilities	−	29,991,320

Net assets		$10,006,926,350

Net Assets by Source
Capital received from investors		9,048,751,054
Net investment income not yet distributed		151,724,654
Net realized capital losses		(627,395,007)
Net unrealized capital gains		1,433,845,649

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$10,006,926,350		535,269,274		$18.70

See financial notes 21

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (including $214,027 from affiliated issuer and net of foreign withholding taxes of $14,963)		$194,852,379
Interest		18,994
Securities on loan	+	733,506

Total investment income		195,604,879

Expenses

Investment adviser and administrator fees		5,678,669
Shareholder service fees		1,847,326
Transfer agent fees		399,211
Shareholder reports		313,210
Portfolio accounting fees		237,600
Custodian fees		191,033
Registration fees		108,464
Professional fees		72,216
Trustees’ fees		71,903
Interest expense		758
Other expenses	+	372,911

Total expenses		9,293,301
Expense reduction by adviser and Schwab	−	610,252

Net expenses	−	8,683,049

Net investment income		186,921,830

Realized and Unrealized Gains (Losses)

Net realized gains on investments		38,825,577
Net realized gains on futures contracts	+	3,057,781

Net realized gains		41,883,358
Net unrealized gains on investments		1,201,500,649
Net unrealized losses on affiliated issuer		(1,730,055)
Net unrealized gains on futures contracts	+	155,158

Net unrealized gains	+	1,199,925,752

Net realized and unrealized gains		1,241,809,110

Increase in net assets resulting from operations		$1,428,730,940

22 See financial notes

 Schwab S&P 500 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$186,921,830	$119,853,100
Net realized gains (losses)		41,883,358	(14,387,310)
Net unrealized gains	+	1,199,925,752	387,771,569

Increase in net assets from operations		1,428,730,940	493,237,359

Distributions to Shareholders[1,2]

Distributions from net investment income
Investor Shares		—	61,218,780
Select Shares		130,372,304	70,328,964
e.Shares	+	—	4,259,161

Total distributions from net investment income		$130,372,304	$135,806,905

Transactions in Fund Shares1,2

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	28,532,699	$391,743,965
Select Shares		77,474,237	1,356,717,395	225,656,362	3,587,907,956
e.Shares	+	—	—	3,771,791	52,363,615

Total shares sold		77,474,237	$1,356,717,395	257,960,852	$4,032,015,536

Issued in connection with merger
Select Shares		—	$—	185,529,982	$3,008,644,483

Shares Reinvested
Investor Shares		—	$—	4,242,106	$58,541,060
Select Shares		6,889,298	118,013,668	4,509,670	62,413,840
e.Shares	+	—	—	272,580	3,758,878

Total shares reinvested		6,889,298	$118,013,668	9,024,356	$124,713,778

Shares Redeemed
Investor Shares		—	$—	(188,488,799)	($2,992,021,162)
Select Shares		(84,582,907)	(1,483,749,859)	(50,255,160)	(720,388,668)
e.Shares	+	—	—	(16,279,703)	(246,409,582)

Total shares redeemed		(84,582,907)	($1,483,749,859)	(255,023,662)	($3,958,819,412)

Net transactions in fund shares		(219,372)	($9,018,796)	197,491,528	$3,206,554,385

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		535,488,646	$8,717,586,510	337,997,118	$5,153,601,671
Total increase or decrease	+	(219,372)	1,289,339,840	197,491,528	3,563,984,839

End of period		535,269,274	$10,006,926,350	535,488,646	$8,717,586,510

Net investment income not yet distributed			$151,724,654		$95,245,212

[1]	Effective September 9, 2009, all outstanding Investor Shares (166,917,045 shares valued at $2,696,695,093) and e.Shares (10,428,150 shares valued at $168,446,946) combined with Select Shares, resulting in a single class of shares of the fund.
[2]	Effective September 9, 2009, all of the assets and liabilities of the Schwab Institutional Select S&P 500 Fund were transferred to the Schwab S&P 500 Index Fund (See financial note 11).

See financial notes 23

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–		11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09[1]		10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	31.00	28.69		45.81	40.40	35.31

Income (loss) from investment operations:
Net investment income (loss)	0.57 [2]	0.54	[2]	0.66 [2]	0.60 [2]	0.50 [2]
Net realized and unrealized gains (losses)	4.80	2.41		(17.13)	5.33	5.05

Total from investment operations	5.37	2.95		(16.47)	5.93	5.55
Less distributions:
Distributions from net investment income	(0.58)	(0.64)		(0.62)	(0.52)	(0.46)
Distributions from net realized gains	—	—		(0.03)	—	—

Total distributions	(0.58)	(0.64)		(0.65)	(0.52)	(0.46)

Net asset value at end of period	35.79	31.00		28.69	45.81	40.40

Total return (%)	17.51	10.72		(36.43)	14.81	15.84

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	0.38	[3]	0.49	0.48	0.49
Gross operating expenses	0.35	0.44		0.49	0.48	0.49
Net investment income (loss)	1.71	1.96		1.68	1.39	1.34
Portfolio turnover rate	5	4		4	6	5
Net assets, end of period ($ x 1,000,000)	4,575	4,279		2,260	3,974	3,918

1 Effective September 18, 2009, the Select Shares class and the Investor Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

24 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	2,145,859,470	4,568,022,168
0.0%		Other Investment Company	93,843	93,843
0.1%		Short-Term Investment	2,078,649	2,078,649

99.9%		Total Investments	2,148,031,962	4,570,194,660
0.4%		Collateral Invested for Securities on Loan	18,636,837	18,636,837
(0	.3)%	Other Assets and Liabilities, Net		(13,516,608)

100.0%		Net Assets		4,575,314,889

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	1,296,187	0.4	18,315,122
Other Securities		0.4	20,325,385

		0.8	38,640,507

Banks 2.7%
U.S. Bancorp	749,505	0.4	18,123,031
Wells Fargo & Co.	2,003,196	1.1	52,243,352
Other Securities		1.2	53,947,538

		2.7	124,313,921

Capital Goods 8.0%
3M Co.	273,834	0.5	23,062,299
Caterpillar, Inc.	242,576	0.4	19,066,474
General Electric Co.	4,000,822	1.4	64,093,168
The Boeing Co.	284,789	0.4	20,117,495
United Technologies Corp.	355,663	0.6	26,592,922
Other Securities		4.7	213,369,656

		8.0	366,302,014

Commercial & Professional Supplies 0.8%
Other Securities		0.8	34,645,894

Consumer Durables & Apparel 1.3%
Other Securities		1.3	57,902,991

Consumer Services 2.1%
McDonald’s Corp.	415,336	0.7	32,300,681
Other Securities		1.4	63,582,967

		2.1	95,883,648

Diversified Financials 6.5%
American Express Co.	437,977	0.4	18,158,526
Bank of America Corp.	3,690,841	0.9	42,223,221
Citigroup, Inc. *	9,542,762	0.9	39,793,318
JPMorgan Chase & Co.	1,496,178	1.2	56,301,178
The Charles Schwab Corp. (a)	373,465	0.1	5,751,361
The Goldman Sachs Group, Inc.	193,632	0.7	31,165,070
Other Securities		2.3	106,143,761

		6.5	299,536,435

Energy 10.7%
Chevron Corp.	763,677	1.4	63,087,357
ConocoPhillips	559,666	0.7	33,244,160
Exxon Mobil Corp.	1,937,063	2.8	128,756,578
Occidental Petroleum Corp.	312,416	0.5	24,565,270
Schlumberger Ltd.	524,747	0.8	36,674,568
Other Securities		4.5	201,541,399

		10.7	487,869,332

Food & Staples Retailing 2.2%
Wal-Mart Stores, Inc.	793,827	0.9	43,001,609
Other Securities		1.3	58,013,952

		2.2	101,015,561

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	812,165	0.5	20,645,234
Kraft Foods, Inc., Class A	618,964	0.4	19,973,968
PepsiCo, Inc.	611,605	0.9	39,937,807
Philip Morris International, Inc.	724,265	0.9	42,369,503
The Coca-Cola Co.	867,554	1.2	53,198,411
Other Securities		1.9	90,251,799

		5.8	266,376,722

Health Care Equipment & Services 4.0%
Other Securities		4.0	181,480,661

Household & Personal Products 2.5%
The Procter & Gamble Co.	1,100,119	1.5	69,934,565
Other Securities		1.0	42,716,337

		2.5	112,650,902

Insurance 4.0%
Berkshire Hathaway, Inc., Class B *	642,912	1.1	51,150,079
Other Securities		2.9	133,082,517

		4.0	184,232,596

See financial notes 25

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 4.1%
Other Securities		4.1	186,125,493

Media 3.2%
Comcast Corp., Class A	1,090,903	0.5	22,450,784
The Walt Disney Co.	750,620	0.6	27,104,888
Other Securities		2.1	98,855,858

		3.2	148,411,530

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
Abbott Laboratories	580,446	0.7	29,788,489
Amgen, Inc. *	373,660	0.5	21,369,615
Bristol-Myers Squibb Co.	664,139	0.4	17,865,339
Johnson & Johnson	1,037,167	1.4	66,036,423
Merck & Co., Inc.	1,167,098	0.9	42,342,316
Pfizer, Inc.	3,033,211	1.2	52,777,871
Other Securities		2.4	112,336,236

		7.5	342,516,289

Real Estate 2.1%
Other Securities		2.1	97,847,056

Retailing 3.8%
Amazon.com, Inc. *	130,141	0.5	21,491,485
The Home Depot, Inc.	628,015	0.4	19,393,103
Other Securities		2.9	131,569,443

		3.8	172,454,031

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	2,092,280	0.9	41,992,060
Other Securities		1.7	77,211,738

		2.6	119,203,798

Software & Services 9.1%
Google, Inc., Class A *	93,311	1.3	57,198,710
International Business Machines Corp.	490,340	1.5	70,412,824
Microsoft Corp.	2,907,638	1.7	77,459,476
Oracle Corp.	1,508,610	1.0	44,353,134
Other Securities		3.6	168,236,264

		9.1	417,660,408

Technology Hardware & Equipment 7.2%
Apple, Inc. *	346,814	2.3	104,345,928
Cisco Systems, Inc. *	2,176,815	1.1	49,696,686
Hewlett-Packard Co.	894,668	0.8	37,629,736
QUALCOMM, Inc.	639,278	0.6	28,850,616
Other Securities		2.4	106,729,141

		7.2	327,252,107

Telecommunication Services 3.0%
AT&T, Inc.	2,222,077	1.4	63,329,194
Verizon Communications, Inc.	1,092,937	0.8	35,487,664
Other Securities		0.8	38,139,932

		3.0	136,956,790

Transportation 2.1%
Union Pacific Corp.	193,582	0.4	16,973,270
United Parcel Service, Inc., Class B	372,375	0.5	25,075,732
Other Securities		1.2	55,468,628

		2.1	97,517,630

Utilities 3.7%
Other Securities		3.7	171,225,852

Total Common Stock
(Cost $2,145,859,470)			4,568,022,168

Other Investment Company 0.0% of net assets

Money Funds 0.0%
Other Securities		0.0	93,843

Total Other Investment Company
(Cost $93,843)			93,843

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
Other Securities		0.1	2,078,649

Total Short-Term Investment
(Cost $2,078,649)			2,078,649

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Navigator Security Lending Prime Portfolio	18,636,837	0.4	18,636,837

Total Collateral Invested for Securities on Loan
(Cost $18,636,837)			18,636,837

End of collateral invested for securities on loan.

At 10/31/10 the tax basis cost of the fund’s investments was $2,124,474,809 and the unrealized appreciation and depreciation were $2,546,102,555 and ($100,382,704), respectively, with a net unrealized appreciation of $2,445,719,851.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.

26 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	30	1,769,550	8,122

See financial notes 27

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $18,218,951 (cost $2,148,031,962)		$4,570,194,660
Collateral invested for securities on loan		18,636,837
Receivables:
Investments sold		5,305,094
Dividends		4,875,132
Fund shares sold		701,145
Income from securities on loan		42,245
Due from broker for futures		1,597
Interest		335
Prepaid expenses	+	130,028

Total assets		4,599,887,073

Liabilities

Collateral held for securities on loan		18,636,837
Payables:
Investments bought		2,278,100
Investment adviser and administrator fees		65,669
Shareholder service fees		41,887
Fund shares redeemed		3,400,432
Trustees’ fees		1
Accrued expenses	+	149,258

Total liabilities		24,572,184

Net Assets

Total assets		4,599,887,073
Total liabilities	−	24,572,184

Net assets		$4,575,314,889

Net Assets by Source
Capital received from investors		2,014,000,777
Net investment income not yet distributed		56,870,446
Net realized capital gains		82,272,846
Net unrealized capital gains		2,422,170,820

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$4,575,314,889		127,823,884		$35.79

28 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (including $91,726 from affiliated issuer)		$89,184,925
Interest		20,965
Securities on loan	+	512,289

Total investment income		89,718,179

Expenses

Investment adviser and administrator fees		10,231,573
Shareholder service fees		4,369,937
Shareholder reports		230,699
Portfolio accounting fees		141,796
Transfer agent fees		106,746
Custodian fees		97,115
Trustees’ fees		49,423
Professional fees		48,625
Registration fees		44,347
Interest expense		6,590
Other expenses	+	170,577

Total expenses		15,497,428
Expense reduction by adviser and Schwab	−	2,425,839
Custody credits	−	81

Net expenses	−	13,071,508

Net investment income		76,646,671

Realized and Unrealized Gains (Losses)

Net realized gains on investments		54,472,858
Net realized gains on affiliated issuer		363,294
Net realized gains on futures contracts	+	3,834,855

Net realized gains		58,671,007
Net unrealized gains on investments		583,706,747
Net unrealized losses on affiliated issuer		(1,045,583)
Net unrealized gains on futures contracts	+	621,378

Net unrealized gains	+	583,282,542

Net realized and unrealized gains		641,953,549

Increase in net assets resulting from operations		$718,600,220

See financial notes 29

 Schwab 1000 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$76,646,671	$83,257,072
Net realized gains (losses)		58,671,007	(610,801)
Net unrealized gains	+	583,282,542	299,066,934

Increase in net assets from operations		718,600,220	381,713,205

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		78,998,534	50,003,899
Select Shares	+	—	49,147,092

Total distributions from net investment income		$78,998,534	$99,150,991

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		7,828,659	$261,539,915	70,861,141	$2,233,680,772
Select Shares	+	—	—	9,718,981	249,303,041

Total shares sold		7,828,659	$261,539,915	80,580,122	$2,482,983,813

Shares Reinvested
Investor Shares		2,124,208	$69,015,533	1,766,430	$45,997,835
Select Shares	+	—	—	1,524,183	39,628,767

Total shares reinvested		2,124,208	$69,015,533	3,290,613	$85,626,602

Shares Redeemed
Investor Shares		(20,167,504)	($673,928,250)	(13,339,274)	($357,689,838)
Select Shares	+	—	—	(81,650,587)	(2,495,382,460)

Total shares redeemed		(20,167,504)	($673,928,250)	(94,989,861)	($2,853,072,298)

Net transactions in fund shares		(10,214,637)	($343,372,802)	(11,119,126)	($284,461,883)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		138,038,521	$4,279,086,005	149,157,647	$4,280,985,674
Total increase or decrease	+	(10,214,637)	296,228,884	(11,119,126)	(1,899,669)

End of period		127,823,884	$4,575,314,889	138,038,521	$4,279,086,005

Net investment income not yet distributed			$56,870,446		$63,268,439

[1]	Effective September 18, 2009, all outstanding Select Shares (64,219,222 shares valued at $2,052,041,742) combined with Investor Shares, resulting in a single class of shares of the fund.

30 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–		11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09[1]		10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	15.14	13.85		25.35	25.97	22.36

Income (loss) from investment operations:
Net investment income (loss)	0.22 [2]	0.18	[2]	0.33 [2]	0.35 [2]	0.27 [2]
Net realized and unrealized gains (losses)	3.97	1.40		(7.89)	2.36	3.67

Total from investment operations	4.19	1.58		(7.56)	2.71	3.94
Less distributions:
Distributions from net investment income	(0.15)	(0.29)		(0.32)	(0.28)	(0.18)
Distributions from net realized gains	—	—		(3.62)	(3.05)	(0.15)

Total distributions	(0.15)	(0.29)		(3.94)	(3.33)	(0.33)

Net asset value at end of period	19.18	15.14		13.85	25.35	25.97

Total return (%)	27.85	11.98		(34.48)	11.35	17.78

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	0.28	[3]	0.42	0.42	0.42
Gross operating expenses	0.20	0.33		0.42	0.42	0.42
Net investment income (loss)	1.23	1.41		1.78	1.43	1.10
Portfolio turnover rate	33	26		64	31	29
Net assets, end of period ($ x 1,000,000)	1,406	1,142		628	969	889

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Calculated based on the average shares outstanding during the period.
3 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 31

 Schwab Small-Cap Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	1,251,261,679	1,403,572,178
0.0%		Rights	—	—
0.2%		Short-Term Investments	2,709,233	2,709,233

100.0%		Total Investments	1,253,970,912	1,406,281,411
3.0%		Collateral Invested for Securities on Loan	41,794,683	41,794,683
(3	.0)%	Other Assets and Liabilities, Net		(42,052,321)

100.0%		Net Assets		1,406,023,773

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Dana Holding Corp. *	256,200	0.3	3,625,230
Tenneco, Inc. *	106,500	0.2	3,474,030
Other Securities		0.6	8,159,081

		1.1	15,258,341

Banks 6.5%
Popular, Inc. *	1,661,500	0.3	4,535,895
Signature Bank *	74,709	0.2	3,155,708
Other Securities		6.0	83,659,830

		6.5	91,351,433

Capital Goods 9.8%
Baldor Electric Co.	77,708	0.2	3,265,290
Esterline Technologies Corp. *	54,911	0.2	3,318,821
Hexcel Corp. *	177,783	0.2	3,159,204
The Toro Co.	59,535	0.2	3,379,207
Trinity Industries, Inc.	145,800	0.2	3,314,034
WESCO International, Inc. *	80,100	0.2	3,429,882
Other Securities		8.6	118,202,662

		9.8	138,069,100

Commercial & Professional Supplies 3.7%
Other Securities		3.7	52,511,475

Consumer Durables & Apparel 3.4%
Deckers Outdoor Corp. *	68,800	0.3	3,997,280
Polaris Industries, Inc.	60,123	0.3	4,274,144
Other Securities		2.8	40,273,345

		3.4	48,544,769

Consumer Services 4.5%
Coinstar, Inc. *	57,100	0.2	3,287,818
Gaylord Entertainment Co. *	94,335	0.2	3,145,129
The Cheesecake Factory, Inc. *	110,800	0.2	3,226,496
Other Securities		3.9	53,103,845

		4.5	62,763,288

Diversified Financials 3.2%
American Capital Ltd. *	616,600	0.3	4,303,868
Ares Capital Corp.	278,130	0.3	4,655,896
Other Securities		2.6	35,761,513

		3.2	44,721,277

Energy 5.9%
Brigham Exploration Co. *	201,000	0.3	4,239,090
SEACOR Holdings, Inc. *	41,000	0.3	3,884,750
World Fuel Services Corp.	115,956	0.2	3,273,438
Other Securities		5.1	71,074,688

		5.9	82,471,966

Food & Staples Retailing 0.9%
Other Securities		0.9	12,152,499

Food, Beverage & Tobacco 1.8%
Other Securities		1.8	25,194,763

Health Care Equipment & Services 6.8%
AMERIGROUP Corp. *	94,000	0.3	3,922,620
Hill-Rom Holdings, Inc.	115,300	0.3	4,467,875
Psychiatric Solutions, Inc. *	103,500	0.2	3,487,950
Other Securities		6.0	84,528,406

		6.8	96,406,851

Household & Personal Products 0.5%
Other Securities		0.5	7,835,966

Insurance 3.4%
Alterra Capital Holdings Ltd.	194,884	0.3	3,936,657
MBIA, Inc. *	290,700	0.2	3,258,747
Protective Life Corp.	157,400	0.3	3,772,878
Other Securities		2.6	37,070,658

		3.4	48,038,940

Materials 4.9%
Coeur d’Alene Mines Corp. *	160,950	0.2	3,317,179

32 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		4.7	65,884,761

		4.9	69,201,940

Media 1.1%
Other Securities		1.1	14,994,955

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
Incyte Corp. *	215,463	0.3	3,589,614
Medicis Pharmaceutical Corp., Class A	109,449	0.2	3,256,108
Other Securities		4.2	59,289,881

		4.7	66,135,603

Real Estate 6.6%
American Campus Communities, Inc.	113,000	0.3	3,574,190
BioMed Realty Trust, Inc.	207,534	0.3	3,808,249
CBL & Associates Properties, Inc.	253,606	0.3	3,976,542
Entertainment Properties Trust	84,355	0.3	3,899,732
Equity Lifestyle Properties, Inc.	55,859	0.2	3,179,494
Home Properties, Inc.	65,765	0.3	3,580,904
Kilroy Realty Corp.	95,600	0.2	3,266,652
Mid-America Apartment Communities, Inc.	54,452	0.2	3,323,206
Other Securities		4.5	63,729,893

		6.6	92,338,862

Retailing 4.8%
Saks, Inc. *	293,500	0.2	3,269,590
The Gymboree Corp. *	48,660	0.2	3,165,820
Other Securities		4.4	60,626,002

		4.8	67,061,412

Semiconductors & Semiconductor Equipment 4.3%
RF Micro Devices, Inc. *	493,304	0.3	3,596,186
Other Securities		4.0	56,815,732

		4.3	60,411,918

Software & Services 7.4%
SuccessFactors, Inc. *	119,700	0.2	3,246,264
Other Securities		7.2	101,657,250

		7.4	104,903,514

Technology Hardware & Equipment 6.9%
ADTRAN, Inc.	102,905	0.2	3,320,744
Plantronics, Inc.	90,393	0.2	3,243,301
Other Securities		6.5	90,018,283

		6.9	96,582,328

Telecommunication Services 1.2%
Syniverse Holdings, Inc. *	127,700	0.3	3,893,573
Other Securities		0.9	13,614,608

		1.2	17,508,181

Transportation 3.4%
Alaska Air Group, Inc. *	64,809	0.2	3,421,915
Con-way, Inc.	98,400	0.2	3,248,184
Genesee & Wyoming, Inc., Class A *	75,372	0.2	3,484,448
US Airways Group, Inc. *	296,400	0.2	3,494,556
UTI Worldwide, Inc.	184,400	0.3	3,544,168
Other Securities		2.3	30,134,161

		3.4	47,327,432

Utilities 3.0%
IDACORP, Inc.	87,700	0.2	3,227,360
Other Securities		2.8	38,558,005

		3.0	41,785,365

Total Common Stock
(Cost $1,251,261,679)			1,403,572,178

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.2% of net assets

Time Deposit 0.0%
Other Securities		0.0	567,594

U.S. Treasury Obligation 0.2%
Other Securities		0.2	2,141,639

Total Short-Term Investments
(Cost $2,709,233)			2,709,233

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 3.0% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	41,794,683	3.0	41,794,683

Total Collateral Invested for Securities on Loan
(Cost $41,794,683)			41,794,683

End of collateral invested for securities on loan.

At 10/31/10 the tax basis cost of the fund’s investments was $1,263,630,545 and the unrealized appreciation and depreciation were $294,136,862 and ($151,485,996), respectively, with a net unrealized appreciation of $142,650,866.

See financial notes 33

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.

ADR —	American Depositary Receipt.

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 12/17/10	25	1,755,500	9,648

34 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $41,380,696 (cost $1,253,970,912)		$1,406,281,411
Cash		40
Collateral invested for securities on loan		41,794,683
Receivables:
Dividends		461,336
Fund shares sold		413,232
Income from securities on loan		124,329
Due from broker for futures		16,314
Receivable from investment adviser		624
Interest		1
Prepaid expenses	+	38,035

Total assets		1,449,130,005

Liabilities

Collateral held for securities on loan		41,794,683
Payables:
Investment adviser and administrator fees		16,380
Shareholder service fees		2,516
Fund shares redeemed		1,216,390
Accrued expenses	+	76,263

Total liabilities		43,106,232

Net Assets

Total assets		1,449,130,005
Total liabilities	−	43,106,232

Net assets		$1,406,023,773

Net Assets by Source
Capital received from investors		1,250,723,381
Net investment income not yet distributed		9,010,974
Net realized capital losses		(6,030,729)
Net unrealized capital gains		152,320,147

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,406,023,773		73,306,711		$19.18

See financial notes 35

 Schwab Small-Cap Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends		$16,912,564
Interest		5,394
Securities on loan	+	1,777,199

Total investment income		18,695,157

Expenses

Investment adviser and administrator fees		1,965,698
Shareholder service fees		259,071
Shareholder reports		80,875
Portfolio accounting fees		74,774
Transfer agent fees		48,159
Professional fees		43,728
Registration fees		42,286
Custodian fees		36,179
Trustees’ fees		14,760
Interest expense		264
Other expenses	+	50,553

Total expenses		2,616,347
Expense reduction by adviser and Schwab	−	96,431

Net expenses	−	2,519,916

Net investment income		16,175,241

Realized and Unrealized Gains (Losses)

Net realized gains on investments		81,703,275
Net realized gains on futures contracts	+	1,799,898

Net realized gains		83,503,173
Net unrealized gains on investments		213,795,889
Net unrealized gains on futures contracts	+	335,660

Net unrealized gains	+	214,131,549

Net realized and unrealized gains		297,634,722

Increase in net assets resulting from operations		$313,809,963

36 See financial notes

 Schwab Small-Cap Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$16,175,241	$15,029,205
Net realized gains (losses)		83,503,173	(52,053,689)
Net unrealized gains	+	214,131,549	152,257,472

Increase in net assets from operations		313,809,963	115,232,988

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	8,183,810
Select Shares	+	11,038,239	13,636,207

Total distributions from net investment income		$11,038,239	$21,820,017

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	4,012,302	$49,424,353
Select Shares	+	12,649,438	222,755,641	42,295,886	621,407,385

Total shares sold		12,649,438	$222,755,641	46,308,188	$670,831,738

Shares Reinvested
Investor Shares		—	$—	643,639	$7,678,617
Select Shares	+	641,064	10,224,972	1,059,009	12,633,977

Total shares reinvested		641,064	$10,224,972	1,702,648	$20,312,594

Shares Redeemed
Investor Shares		—	$—	(37,063,698)	($546,937,112)
Select Shares	+	(15,417,491)	(271,677,060)	(13,259,347)	(171,312,119)

Total shares redeemed		(15,417,491)	($271,677,060)	(50,323,045)	($718,249,231)

Net transactions in fund shares		(2,126,989)	($38,696,447)	(2,312,209)	($27,104,899)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		75,433,700	$1,141,948,496	77,745,909	$1,075,640,424
Total increase or decrease	+	(2,126,989)	264,075,277	(2,312,209)	66,308,072

End of period		73,306,711	$1,406,023,773	75,433,700	$1,141,948,496

Net investment income not yet distributed			$9,010,974		$7,671,999

[1]	Effective August 21, 2009, all outstanding Investor Shares (31,033,318 shares valued at $477,019,342) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 37

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	18.50	17.08	27.04	23.90	20.83

Income (loss) from investment operations:
Net investment income (loss)	0.37	0.24	0.40	0.37	0.31
Net realized and unrealized gains (losses)	3.02	1.55	(9.93)	3.09	3.04

Total from investment operations	3.39	1.79	(9.53)	3.46	3.35
Less distributions:
Distributions from net investment income	(0.32)	(0.37)	(0.37)	(0.32)	(0.28)
Distributions from net realized gains	—	—	(0.06)	—	—

Total distributions	(0.32)	(0.37)	(0.43)	(0.32)	(0.28)

Net asset value at end of period	21.57	18.50	17.08	27.04	23.90

Total return (%)	18.53	10.92	(35.76)	14.62	16.23

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	0.21 [2]	0.38	0.37	0.38
Gross operating expenses	0.11	0.28	0.38	0.37	0.38
Net investment income (loss)	1.85	2.02	1.71	1.49	1.41
Portfolio turnover rate	3	5	1	0 [3]	3
Net assets, end of period ($ x 1,000,000)	1,470	1,205	585	906	762

1 Effective September 18, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended October 31, 2009 is a blended rate.
3 Less than 1%.

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.0%		Common Stock	1,225,735,417	1,455,937,584
0.0%		Rights	—	46,179
0.8%		Short-Term Investments	11,744,551	11,744,551

99.8%		Total Investments	1,237,479,968	1,467,728,314
0.4%		Collateral Invested for Securities on Loan	6,043,310	6,043,310
(0	.2)%	Other Assets and Liabilities, Net		(3,379,812)

100.0%		Net Assets		1,470,391,812

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.0% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	375,736	0.4	5,309,150
Other Securities		0.4	6,943,206

		0.8	12,252,356

Banks 3.2%
U.S. Bancorp	210,531	0.3	5,090,640
Wells Fargo & Co.	542,906	1.0	14,158,988
Other Securities		1.9	27,436,334

		3.2	46,685,962

Capital Goods 8.0%
3M Co.	72,000	0.4	6,063,840
Caterpillar, Inc.	66,800	0.4	5,250,480
General Electric Co.	1,178,766	1.3	18,883,831
The Boeing Co.	75,800	0.4	5,354,512
United Technologies Corp.	93,068	0.5	6,958,694
Other Securities		5.0	75,746,504

		8.0	118,257,861

Commercial & Professional Supplies 1.0%
Other Securities		1.0	14,398,893

Consumer Durables & Apparel 1.4%
Other Securities		1.4	19,750,925

Consumer Services 2.3%
McDonald’s Corp.	125,709	0.7	9,776,389
Other Securities		1.6	23,913,729

		2.3	33,690,118

Diversified Financials 6.0%
American Express Co.	117,650	0.3	4,877,769
Bank of America Corp.	1,087,456	0.8	12,440,497
Citigroup, Inc. *	2,591,286	0.7	10,805,663
JPMorgan Chase & Co.	436,944	1.1	16,442,203
The Charles Schwab Corp. (b)	111,120	0.1	1,711,248
The Goldman Sachs Group, Inc.	47,700	0.5	7,677,315
Other Securities		2.5	34,442,461

		6.0	88,397,156

Energy 10.3%
Chevron Corp.	220,339	1.2	18,202,205
ConocoPhillips	152,323	0.6	9,047,986
Exxon Mobil Corp.	565,034	2.6	37,557,810
Occidental Petroleum Corp.	88,620	0.5	6,968,191
Schlumberger Ltd.	150,760	0.7	10,536,616
Other Securities		4.7	69,452,539

		10.3	151,765,347

Food & Staples Retailing 2.1%
Wal-Mart Stores, Inc.	240,600	0.9	13,033,302
Other Securities		1.2	17,111,193

		2.1	30,144,495

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	228,800	0.4	5,816,096
Kraft Foods, Inc., Class A	172,513	0.4	5,566,995
PepsiCo, Inc.	174,858	0.8	11,418,227
Philip Morris International, Inc.	208,800	0.8	12,214,800
The Coca-Cola Co.	231,200	1.0	14,177,184
Other Securities		1.9	27,948,336

		5.3	77,141,638

Health Care Equipment & Services 4.3%
Other Securities		4.3	62,686,517

Household & Personal Products 2.2%
The Procter & Gamble Co.	316,215	1.4	20,101,788
Other Securities		0.8	12,755,469

		2.2	32,857,257

Insurance 4.0%
Berkshire Hathaway, Inc., Class B *	214,774	1.2	17,087,419
Other Securities		2.8	42,100,154

		4.0	59,187,573

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 4.1%
Freeport-McMoRan Copper & Gold, Inc.	51,622	0.3	4,887,571
Other Securities		3.8	55,682,079

		4.1	60,569,650

Media 3.1%
The Walt Disney Co.	197,893	0.5	7,145,916
Other Securities		2.6	37,717,855

		3.1	44,863,771

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
Abbott Laboratories	166,905	0.6	8,565,565
Amgen, Inc. *	109,268	0.4	6,249,037
Bristol-Myers Squibb Co.	209,450	0.4	5,634,205
Johnson & Johnson	306,670	1.3	19,525,679
Merck & Co., Inc.	340,970	0.8	12,370,392
Pfizer, Inc.	883,801	1.0	15,378,137
Other Securities		2.7	38,695,914

		7.2	106,418,929

Real Estate 2.7%
Other Securities		2.7	40,265,841

Retailing 3.7%
Amazon.com, Inc. *	38,200	0.4	6,308,348
The Home Depot, Inc.	182,070	0.4	5,622,322
Other Securities		2.9	42,621,172

		3.7	54,551,842

Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	614,332	0.8	12,329,643
Other Securities		2.0	28,126,516

		2.8	40,456,159

Software & Services 9.0%
Google, Inc., Class A *	26,150	1.1	16,029,688
International Business Machines Corp.	142,510	1.4	20,464,436
Microsoft Corp.	865,850	1.6	23,066,244
Oracle Corp.	425,449	0.9	12,508,201
Other Securities		4.0	60,689,763

		9.0	132,758,332

Technology Hardware & Equipment 7.1%
Apple, Inc. *	102,000	2.1	30,688,740
Cisco Systems, Inc. *	635,409	1.0	14,506,387
Hewlett-Packard Co.	257,636	0.7	10,836,170
QUALCOMM, Inc.	182,600	0.6	8,240,738
Other Securities		2.7	40,680,223

		7.1	104,952,258

Telecommunication Services 2.8%
AT&T, Inc.	654,556	1.3	18,654,846
Verizon Communications, Inc.	314,072	0.7	10,197,918
Other Securities		0.8	12,769,870

		2.8	41,622,634

Transportation 2.0%
United Parcel Service, Inc., Class B	82,380	0.4	5,547,469
Other Securities		1.6	23,882,171

		2.0	29,429,640

Utilities 3.6%
Other Securities		3.6	52,832,430

Total Common Stock
(Cost $1,225,735,417)			1,455,937,584

Rights 0.0% of net assets

Banks 0.0%
Other Securities		0.0	46,179

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			46,179

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.7%
HSBC Bank USA
0.03%, 11/01/10	10,421,774	0.7	10,421,774

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,322,777

Total Short-Term Investments
(Cost $11,744,551)			11,744,551

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.4% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	6,043,310	0.4	6,043,310

Total Collateral Invested for Securities on Loan
(Cost $6,043,310)			6,043,310

End of collateral invested for securities on loan.

At 10/31/10 the tax basis cost of the fund’s investments was $1,244,457,327 and the unrealized appreciation and depreciation were $412,059,292 and ($188,788,305), respectively, with a net unrealized appreciation of $223,270,987.

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $49,479 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 12/17/10	85	5,968,700	593,959
S&P 500 Index, e-mini, Long, expires 12/17/10	85	5,013,725	362,334

Net unrealized gains			956,293

See financial notes 41

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $5,999,780 (cost $1,237,479,968)		$1,467,728,314
Cash		42
Collateral invested for securities on loan		6,043,310
Receivables:
Investments sold		11,588
Fund shares sold		1,822,873
Dividends		1,491,154
Due from broker for futures		40,800
Income from securities on loan		19,035
Foreign tax reclaims		2,278
Interest		26
Prepaid expenses	+	38,208

Total assets		1,477,197,628

Liabilities

Collateral held for securities on loan		6,043,310
Payables:
Investment adviser and administrator fees		4,669
Shareholder service fees		2,675
Fund shares redeemed		678,079
Accrued expenses	+	77,083

Total liabilities		6,805,816

Net Assets

Total assets		1,477,197,628
Total liabilities	−	6,805,816

Net assets		$1,470,391,812

Net Assets by Source
Capital received from investors		1,252,919,906
Net investment income not yet distributed		21,644,849
Net realized capital losses		(35,377,582)
Net unrealized capital gains		231,204,639

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,470,391,812		68,156,510		$21.57

42 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (including $26,669 from affiliated issuer and net of foreign withholding taxes of $4,877)		$25,804,169
Interest		5,072
Securities on loan	+	273,860

Total investment income		26,083,101

Expenses

Investment adviser and administrator fees		806,668
Shareholder service fees		263,909
Portfolio accounting fees		90,733
Shareholder reports		72,064
Registration fees		56,199
Transfer agent fees		53,767
Professional fees		44,787
Custodian fees		34,941
Trustees’ fees		14,457
Interest expense		217
Other expenses	+	49,325

Total expenses		1,487,067
Expense reduction by adviser and Schwab	−	247,413

Net expenses	−	1,239,654

Net investment income		24,843,447

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(5,016,460)
Net realized losses on futures contracts		(243,038)
Net realized losses on foreign currency transactions	+	(371)

Net realized losses		(5,259,869)
Net unrealized gains on investments		204,418,937
Net unrealized losses on affiliated issuer		(215,573)
Net unrealized gains on futures contracts	+	956,293

Net unrealized gains	+	205,159,657

Net realized and unrealized gains		199,899,788

Increase in net assets resulting from operations		$224,743,235

See financial notes 43

 Schwab Total Stock Market Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$24,843,447	$21,146,044
Net realized losses		(5,259,869)	(5,863,780)
Net unrealized gains	+	205,159,657	99,806,504

Increase in net assets from operations		224,743,235	115,088,768

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	8,379,797
Select Shares	+	20,970,578	12,960,844

Total distributions from net investment income		$20,970,578	$21,340,641

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	7,798,695	$123,898,670
Select Shares	+	15,037,117	303,313,169	43,580,280	785,904,966

Total shares sold		15,037,117	$303,313,169	51,378,975	$909,803,636

Shares Reinvested
Investor Shares		—	$—	501,832	$7,748,279
Select Shares	+	918,372	17,825,608	699,255	10,803,496

Total shares reinvested		918,372	$17,825,608	1,201,087	$18,551,775

Shares Redeemed
Investor Shares		—	$—	(33,086,646)	($612,706,960)
Select Shares	+	(12,936,100)	(259,233,074)	(13,394,544)	(211,806,564)

Total shares redeemed		(12,936,100)	($259,233,074)	(46,481,190)	($824,513,524)

Net transactions in fund shares		3,019,389	$61,905,703	6,098,872	$103,841,887

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		65,137,121	$1,204,713,452	59,038,249	$1,007,123,438
Total increase	+	3,019,389	265,678,360	6,098,872	197,590,014

End of period		68,156,510	$1,470,391,812	65,137,121	$1,204,713,452

Net investment income not yet distributed			$21,644,849		$16,372,202

[1]	Effective September 18, 2009, all outstanding Investor Shares (27,820,506 shares valued at $531,997,632) combined with Select Shares, resulting in a single class of shares of the fund.

44 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	16.26	13.95	25.95	21.14	17.09

Income (loss) from investment operations:
Net investment income (loss)	0.48	0.37	0.68	0.54	0.50
Net realized and unrealized gains (losses)	1.01	2.58	(12.13)	4.93	3.93

Total from investment operations	1.49	2.95	(11.45)	5.47	4.43
Less distributions:
Distributions from net investment income	(0.44)	(0.64)	(0.55)	(0.66)	(0.38)

Net asset value at end of period	17.31	16.26	13.95	25.95	21.14

Total return (%)	9.31	22.55	(45.02)	26.50	26.35

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	0.32 [2]	0.50	0.50	0.50
Gross operating expenses	0.22	0.41	0.54	0.54	0.55
Net investment income (loss)	2.88	2.92	3.15	2.34	2.60
Portfolio turnover rate	13	21	10	5	11
Net assets, end of period ($ x 1,000,000)	1,471	1,369	711	1,264	954

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 45

 Schwab International Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	1,065,367,784	1,457,582,563
0.2%		Preferred Stock	2,548,296	3,013,548
0.0%		Rights	217,571	494,689
0.0%		Warrants	13,912	1,023
0.4%		Other Investment Company	5,742,130	5,701,000

99.7%		Total Investments	1,073,889,693	1,466,792,823
0.5%		Collateral Invested for Securities on Loan	8,024,266	8,024,266
(0	.2)%	Other Assets and Liabilities, Net		(4,162,140)

100.0%		Net Assets		1,470,654,949

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.1% of net assets

Australia 7.3%
Australia & New Zealand Banking Group Ltd.	405,912	0.7	9,902,927
BHP Billiton Ltd.	529,706	1.5	21,888,121
Commonwealth Bank of Australia	244,428	0.8	11,750,448
National Australia Bank Ltd.	338,583	0.6	8,474,182
Westpac Banking Corp.	476,406	0.7	10,608,112
Other Securities		3.0	44,716,734

		7.3	107,340,524

Austria 0.2%
Other Securities		0.2	3,024,574

Belgium 0.7%
Other Securities		0.7	10,948,340

Canada 9.4%
Bank of Nova Scotia	164,804	0.6	8,834,037
Royal Bank of Canada	224,668	0.8	11,981,265
Suncor Energy, Inc.	248,999	0.5	7,978,515
The Toronto-Dominion Bank	138,132	0.7	9,947,834
Other Securities		6.8	99,027,553

		9.4	137,769,204

China 0.2%
Other Securities		0.2	2,410,911

Denmark 0.8%
Other Securities		0.8	11,902,738

Finland 0.8%
Other Securities		0.8	12,154,538

France 10.4%
BNP Paribas	168,686	0.8	12,338,614
GDF Suez	192,011	0.5	7,672,172
Sanofi-Aventis	172,031	0.8	12,052,762
Total S.A.	370,663	1.4	20,176,637
Other Securities		6.9	100,859,881

		10.4	153,100,066

Germany 8.3%
Allianz SE - Reg’d	72,345	0.6	9,059,553
BASF SE	145,851	0.7	10,605,034
Bayer AG	131,729	0.7	9,825,268
Daimler AG - Reg’d *	141,411	0.6	9,312,478
Deutsche Bank AG - Reg’d	147,521	0.6	8,498,033
E.ON AG	303,065	0.6	9,486,020
Siemens AG - Reg’d	128,695	1.0	14,686,001
Other Securities		3.5	50,031,295

		8.3	121,503,682

Hong Kong 2.5%
Other Securities		2.5	37,280,620

Ireland 0.3%
Other Securities		0.3	4,269,368

Israel 0.6%
Other Securities		0.6	8,660,127

Italy 3.0%
Eni S.p.A.	443,295	0.7	9,981,821
UniCredit S.p.A.	3,071,213	0.5	8,006,802
Other Securities		1.8	26,433,385

		3.0	44,422,008

Japan 14.6%
Canon, Inc.	174,295	0.5	8,023,370
Honda Motor Co., Ltd.	247,439	0.6	8,919,875
Mitsubishi UFJ Financial Group, Inc.	2,230,009	0.7	10,349,475
Toyota Motor Corp.	420,303	1.0	14,887,243
Other Securities		11.8	172,129,334

		14.6	214,309,297

46 See financial notes

 Schwab International Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Netherlands 2.4%
Unilever N.V.	270,644	0.5	8,037,327
Other Securities		1.9	27,050,232

		2.4	35,087,559

Norway 0.7%
Other Securities		0.7	10,498,463

Portugal 0.3%
Other Securities		0.3	4,426,190

Singapore 1.3%
Other Securities		1.3	18,431,249

Spain 3.9%
Banco Bilbao Vizcaya Argentaria S.A.	591,559	0.5	7,793,448
Banco Santander S.A.	1,299,125	1.1	16,674,953
Telefonica S.A.	631,033	1.2	17,052,086
Other Securities		1.1	16,077,570

		3.9	57,598,057

Sweden 2.2%
Other Securities		2.2	33,018,073

Switzerland 8.2%
ABB Ltd. - Reg’d *	370,075	0.5	7,665,624
Nestle S.A. - Reg’d	546,897	2.0	29,955,988
Novartis AG - Reg’d	416,308	1.6	24,122,007
Roche Holding AG	110,889	1.1	16,284,513
UBS AG - Reg’d *	604,632	0.7	10,271,203
Other Securities		2.3	32,361,136

		8.2	120,660,471

United Kingdom 20.9%
Anglo American plc	209,439	0.7	9,758,384
AstraZeneca plc	226,301	0.8	11,383,365
Barclays plc	1,910,729	0.6	8,396,586
BG Group plc	533,772	0.7	10,390,478
BHP Billiton plc	351,291	0.8	12,444,477
BP plc	2,965,852	1.4	20,159,399
British American Tobacco plc	315,160	0.8	12,006,427
GlaxoSmithKline plc	819,583	1.1	16,004,434
HSBC Holdings plc	2,777,237	2.0	28,904,486
Rio Tinto plc	240,850	1.1	15,643,271
Royal Dutch Shell plc, B Share	425,492	0.9	13,616,435
Royal Dutch Shell plc, Class A	588,320	1.3	19,083,375
Standard Chartered plc	265,572	0.5	7,681,634
Tesco plc	1,274,021	0.6	8,718,918
Vodafone Group plc	8,325,405	1.5	22,758,350
Other Securities		6.1	90,734,414

		20.9	307,684,433

United States 0.1%
Other Securities		0.1	1,082,071

Total Common Stock
(Cost $1,065,367,784)			1,457,582,563

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	3,013,548

Total Preferred Stock
(Cost $2,548,296)			3,013,548

Rights 0.0% of net assets

Spain 0.0%
Other Securities		0.0	215,167

United Kingdom 0.0%
Other Securities		0.0	279,522

Total Rights
(Cost $217,571)			494,689

Warrants 0.0% of net assets

Italy 0.0%
Other Securities		0.0	1,023

Total Warrants
(Cost $13,912)			1,023

Other Investment Company 0.4% of net assets

United States 0.4%
Other Securities		0.4	5,701,000

Total Other Investment Company
(Cost $5,742,130)			5,701,000

End of Investments.

Collateral Invested for Securities on Loan 0.5% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	8,024,266	0.5	8,024,266

Total Collateral Invested for Securities on Loan
(Cost $8,024,266)			8,024,266

End of collateral invested for securities on loan.

See financial notes 47

 Schwab International Index Fund

Portfolio Holdings continued

At 10/31/10, the tax basis cost of the fund’s investments was $1,092,266,341 and the unrealized appreciation and depreciation were $494,433,465 and ($119,906,983), respectively, with a net unrealized appreciation of $374,526,482.

At 10/31/10, the values of certain foreign securities held by the fund aggregating $1,319,881,718 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. At the period end, the value of these amounted to $71,780 or 0.0% of net assets.

CVA —	Dutch Certificate.
Reg’d —	Registered

48 See financial notes

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $7,755,326 (cost $1,073,889,693)		$1,466,792,823
Foreign currency, at value (cost $90,001)		90,078
Collateral invested for securities on loan		8,024,266
Receivables:
Investments sold		1,425,700
Dividends		3,214,065
Fund shares sold		970,200
Foreign tax reclaims		778,762
Income from securities on loan		28,544
Prepaid expenses	+	38,877

Total assets		1,481,363,315

Liabilities

Collateral held for securities on loan		8,024,266
Payables:
Investments bought		244,128
Investment adviser and administrator fees		17,582
Shareholder service fees		3,026
Fund shares redeemed		1,379,018
Due to custodian		941,986
Accrued expenses	+	98,360

Total liabilities		10,708,366

Net Assets

Total assets		1,481,363,315
Total liabilities	−	10,708,366

Net assets		$1,470,654,949

Net Assets by Source
Capital received from investors		1,175,929,025
Net investment income not yet distributed		26,168,756
Net realized capital losses		(124,508,861)
Net unrealized capital gains		393,066,029

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,470,654,949		84,975,684		$17.31

See financial notes 49

 Schwab International Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (net of foreign withholding taxes of $3,964,257)		$41,575,712
Interest		557
Securities on loan	+	1,481,877

Total investment income		43,058,146

Expenses

Investment adviser and administrator fees		2,099,198
Shareholder service fees		275,102
Custodian fees		239,483
Portfolio accounting fees		92,942
Shareholder reports		90,404
Transfer agent fees		61,950
Professional fees		49,098
Registration fees		47,376
Trustees’ fees		15,082
Interest expense		3,595
Other expenses	+	61,879

Total expenses		3,036,109
Expense reduction by adviser and Schwab	−	337,509

Net expenses	−	2,698,600

Net investment income		40,359,546

Realized and Unrealized Gains (Losses)

Net realized gains on investments		9,269,139
Net realized gains on foreign currency transactions	+	135,102

Net realized gains		9,404,241
Net unrealized gains on investments		76,495,093
Net unrealized gains on foreign currency translations	+	99,177

Net unrealized gains	+	76,594,270

Net realized and unrealized gains		85,998,511

Increase in net assets resulting from operations		$126,358,057

50 See financial notes

 Schwab International Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$40,359,546	$35,059,161
Net realized gains (losses)		9,404,241	(62,578,606)
Net unrealized gains	+	76,594,270	263,334,610

Increase in net assets from operations		126,358,057	235,815,165

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	19,181,179
Select Shares	+	37,166,734	33,019,436

Total distributions from net investment income		$37,166,734	$52,200,615

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	5,593,998	$72,342,528
Select Shares	+	15,761,167	253,347,349	46,147,346	706,130,082

Total shares sold		15,761,167	$253,347,349	51,741,344	$778,472,610

Shares Reinvested
Investor Shares		—	$—	1,389,788	$17,441,840
Select Shares	+	2,026,607	33,378,223	2,393,622	29,992,081

Total shares reinvested		2,026,607	$33,378,223	3,783,410	$47,433,921

Shares Redeemed
Investor Shares		—	$—	(40,614,126)	($615,349,326)
Select Shares	+	(17,048,579)	(274,591,340)	(15,257,355)	(204,274,518)

Total shares redeemed		(17,048,579)	($274,591,340)	(55,871,481)	($819,623,844)

Net transactions in fund shares		739,195	$12,134,232	(346,727)	$6,282,687

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		84,236,489	$1,369,329,394	84,583,216	$1,179,432,157
Total increase or decrease	+	739,195	101,325,555	(346,727)	189,897,237

End of period		84,975,684	$1,470,654,949	84,236,489	$1,369,329,394

Net investment income not yet distributed			$26,168,756		$21,869,603

[1]	Effective August 21, 2009, all outstanding Investor Shares (32,128,613 shares valued at $510,896,349) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 51

 Schwab Equity Index Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund

Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout

Schwab Investments (organized October 26, 1990)
Schwab 1000 Index Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International Fair Valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forwards contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of October 31, 2010:

Schwab S&P 500 Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$9,997,803,572	$—	$—	$9,997,803,572
Short-Term Investments(a)	—	9,501,330	—	9,501,330

Total	$9,997,803,572	$9,501,330	$—	$10,007,304,902

Other Financial Instruments
Collateral Invested for Securities on Loan	$13,300,790	$—	$—	$13,300,790
Futures Contracts*	127,883	—	—	127,883

Schwab 1000 Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$4,568,022,168	$—	$—	$4,568,022,168
Other Investment Company(a)	93,843	—	—	93,843
Short-Term Investment(a)	—	2,078,649	—	2,078,649

Total	$4,568,116,011	$2,078,649	$—	$4,570,194,660

Other Financial Instruments
Collateral Invested for Securities on Loan	$18,636,837	$—	$—	$18,636,837
Futures Contracts*	8,122	—	—	8,122

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab Small-Cap Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,403,572,178	$—	$—	$1,403,572,178
Rights(a)	—	—	—	—
Short-Term Investments(a)	—	2,709,233	—	2,709,233

Total	$1,403,572,178	$2,709,233	$—	$1,406,281,411

Other Financial Instruments
Collateral Invested for Securities on Loan	$41,794,683	$—	$—	$41,794,683
Futures Contracts*	9,648	—	—	9,648

Schwab Total Stock Market Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,426,507,944	$—	$—	$1,426,507,944
Transportation	29,426,340	—	3,300	29,429,640
Rights(a)	—	—	46,179	46,179
Short-Term Investments(a)	—	11,744,551	—	11,744,551

Total	$1,455,934,284	$11,744,551	$49,479	$1,467,728,314

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,043,310	$—	$—	$6,043,310
Futures Contracts*	956,293	—	—	956,293

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	October 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2010

Common Stock	$3,300	$—	$—	$132	($132)	$—	$—	$3,300
Rights	—	—	—	46,179	—	—	—	46,179

Total	$3,300	$—	$—	$46,311	($132)	$—	$—	$49,479

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab International Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$769,964,773	$—	$769,964,773
Canada	137,769,204	—	—	137,769,204
Germany	1,044,422	120,459,260	—	121,503,682
Switzerland	1,828,987	118,831,484	—	120,660,471
United Kingdom	—	307,612,653	71,780	307,684,433
Preferred Stock(a)	—	3,013,548	—	3,013,548
Rights(a)	494,689	—	—	494,689
Warrants(a)	1,023	—	—	1,023
Other Investment Companies(a)	5,701,000	—	—	5,701,000

Total	$146,839,325	$1,319,881,718	$71,780	$1,466,792,823

Other Financial Instruments	—	—	—	—
Collateral Invested for Securities on Loan	$8,024,266	$—	$—	$8,024,266

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	October 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2010

Common Stock
United Kingdom	$29,238	$—	$136	$2,135	$40,271	$—	$—	$71,780

Total	$29,238	$—	$136	$2,135	$40,271	$—	$—	$71,780

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
**	The fund had no Other Financial Instruments.
(a)	As categorized in complete schedule of holdings.

All net realized and change in unrealized gains (losses) in the tables above are reflected in the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at October 31, 2010 are as follows:

Schwab Total Stock Market Index Fund	$46,311
Schwab International Index Fund	$2,208

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended October 31, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended October 31, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Some funds entered into equity index futures contracts (“futures”) during the period from November 1, 2009 through October 31, 2010. The funds invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk. The fair value and variation margin for any futures contracts held at October 31, 2010 and the realized/unrealized gains (losses) on futures contracts held during the period ended October 31, 2010 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operation, respectively. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average contract value of futures contracts and the monthly average number of contracts were as follows:

	Contract Values	Number of Contracts

Schwab S&P 500 Index Fund	$34,687,969	635
Schwab 1000 Index Fund	9,089,771	165
Schwab Small-Cap Index Fund	10,931,392	174
Schwab Total Stock Market Index Fund	11,694,263	193
Schwab International Index Fund	—	—

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The accounting for forwards is treated similar to that of futures contracts in that gains and losses are accounted for as unrealized gains or losses until the contracts settles and such amounts are accounted for as realized.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of their securities to another party (the “borrower”). When the fund lends securities, the borrower provides cash, U.S. government securities or letters of credit as collateral against the loans in an amount at least equal to 100% of the market value of the loaned securities. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. The investments of collateral are mark-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day. If the value of the collateral falls below 100%, it will be adjusted the following day.

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The funds’ repurchase agreements are fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains and losses are reported in foreign currency transactions or translations on the statement of operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gains or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds may record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as the funds meet the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2010, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to those described below:

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the funds will fluctuate, which means that an investor could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Certain funds primarily follow the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance is normally below that of the index.

As an index fund, a fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Certain funds do not fully replicate their benchmark index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the benchmark index.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

 Schwab Equity Index Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (“Advisory Agreement”) between it and the trusts.

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Schwab
1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Schwab
	Schwab	Schwab	Total Stock	Schwab
	S&P 500	Small-Cap	Market	International
% of Average Daily Net Assets	Index Fund	Index Fund	Index Fund	Index Fund

Flat rate	0.06%	0.15%	0.06%	0.15%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described in the table below regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the funds to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.19%	0.09%	0.19%

 Schwab Equity Index Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Equity Index Funds during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gain (Loss)	Received
	Held at	Gross	Gross	Held at	Value at	11/1/09 to	11/1/09 to
Fund	10/31/09	Additions	Sales	10/31/10	10/31/10	10/31/10	10/31/10

Schwab S&P 500 Index Fund	891,781	—	—	891,781	$13,733,427	$—	$214,027
Schwab 1000 Index Fund	403,065	—	(29,600)	373,465	5,751,361	363,294	91,726
Schwab Total Stock Market Index Fund	111,120	—	—	111,120	1,711,248	—	26,669

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each Schwab Equity Index Fund owned by other Schwab Funds as of October 31, 2010.

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
Schwab All Equity Portfolio	2.2%	—%	8.7%	—%	9.9%
Schwab Growth Portfolio	2.6%	—%	9.1%	—%	8.7%
Schwab Balanced Portfolio	1.3%	—%	4.8%	—%	4.6%
Schwab Conservative Portfolio	0.4%	—%	1.4%	—%	1.3%
Schwab Annuity Portfolios:
Schwab Growth Portfolio II	0.1%	—%	0.5%	—%	0.5%
Schwab Target Funds:
Schwab Target 2010	0.1%	—%	—%	—%	—%
Schwab Target 2015	0.0% *	—%	—%	—%	—%
Schwab Target 2020	0.3%	—%	—%	—%	—%
Schwab Target 2025	0.1%	—%	—%	—%	—%
Schwab Target 2030	0.4%	—%	—%	—%	—%
Schwab Target 2035	0.1%	—%	—%	—%	—%
Schwab Target 2040	0.3%	—%	—%	—%	—%

*	Less than 0.05%

The funds may also let a related party own shares of the funds. As of October 31, 2010, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab S&P 500 Index Fund and the Schwab Small Cap Index Fund were 0.6% and 1.2%, respectively.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the year ended October 31, 2010, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	74,548,504
Schwab Small-Cap Index Fund	74,548,504
Schwab Total Stock Market Index Fund	—
Schwab International Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the

 Schwab Equity Index Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended October 31, 2010, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchase of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$420,455,084	$210,012,042
Schwab 1000 Index Fund	231,667,979	522,756,193
Schwab Small-Cap Index Fund	433,566,154	421,145,302
Schwab Total Stock Market Index Fund	103,686,646	36,962,403
Schwab International Index Fund	202,740,948	181,094,722

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period and prior fiscal year are:

	Current Period	Prior Period
	(11/01/09-10/31/10)	(11/01/08-10/31/09)

Schwab S&P 500 Index Fund	$141,923	$223,146
Schwab 1000 Index Fund	21,488	106,941
Schwab Small-Cap Index Fund	23,624	41,948
Schwab Total Stock Market Index Fund	22,830	65,047
Schwab International Index Fund	23,029	38,278

 Schwab Equity Index Funds

Financial Notes (continued)

9. Federal Income Taxes:

As of October 31, 2010, the components of distributable earnings on a tax-basis were as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Undistributed ordinary income	$150,913,194	$56,524,536	$8,620,185	$21,095,712	$36,231,864
Undistributed long-term capital gains	—	59,069,725	4,029,340	—	—
Unrealized appreciation	2,713,509,546	2,546,102,555	294,136,862	412,059,292	494,433,465
Unrealized depreciation	(1,329,569,571)	(100,382,704)	(151,485,996)	(188,788,305)	(119,906,983)
Other unrealized appreciation/(depreciation)	—	—	1	—	162,899

Net unrealized appreciation/(depreciation)	$1,383,939,975	$2,445,719,851	$142,650,867	$223,270,987	$374,689,381

The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFIC), partnership investments, non taxable dividends and futures mark to market.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2010, the following funds had capital loss carryforwards available to offset net capital gains before the expiration dates:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2011	$72,380,652	$—	$—	$—	$39,016,178
October 31, 2012	29,211,932	—	—	—	8,278,017
October 31, 2013	178,254,818	—	—	—	—
October 31, 2014	109,256,533	—	—	—	—
October 31, 2015	89,645,092	—	—	—	—
October 31, 2016	77,879,594	—	—	22,023,303	3,212,061
October 31, 2017	20,049,252	—	—	4,871,496	65,689,066

Total	$576,677,873	$—	$—	$26,894,799	$116,195,322

As of October 31, 2010, the funds had capital losses utilized and capital losses expired as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital loss utilized	$40,478,718	$6,343,580	$80,030,788	$3,377,458	$7,656,662
Capital loss expired	$361,399,022	$—	$—	$—	$105,065,251

 Schwab Equity Index Funds

Financial Notes (continued)

9. Federal Income Taxes (continued):

The tax-basis components of distributions during the current and prior fiscal years were:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Current period distributions
Ordinary income	$130,372,304	$78,998,534	$11,038,239	$20,970,578	$37,166,734

Prior period distributions
Ordinary income	$135,806,905	$99,150,991	$21,820,017	$21,340,641	$52,200,615

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2010, the funds made the following reclassifications:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital shares	($361,399,022)	($2)	$—	$—	($105,065,251)
Undistributed net investment income	(70,084)	(4,046,130)	(3,798,027)	1,399,778	1,106,341
Net realized capital gains and losses	361,469,106	4,046,132	3,798,027	(1,399,778)	103,958,910

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year of October 31, 2010, the funds did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

11. Reorganization:

Under a plan of reorganization adopted by the Schwab Capital Trust, all of the assets and liabilities of the Schwab Institutional Select S&P 500 Fund were transferred to the Schwab S&P 500 Index Fund. The reorganization which qualified as a tax free exchange for federal income tax purposes, was completed at the close of business on September 9, 2009. The following is a

 Schwab Equity Index Funds

Financial Notes (continued)

11. Reorganization (continued):

summary of shares outstanding, net assets and net asset value per share issued and unrealized appreciation/depreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
		Schwab
	Schwab	Institutional Select	Schwab
	S&P 500 Index Fund	S&P 500 Fund	S&P 500 Index Fund

Shares	345,295,674	369,037,913	530,939,364
Net Assets	$5,596,066,040	$3,008,644,483	$8,604,710,522
Net Asset Value	$16.21	$8.15	$16.21
Net unrealized appreciation/(depreciation)	$598,517,347	($368,306,557)	$230,210,790

Report of Independent Registered Public Accounting Firm

To the Boards of Trustees and Shareholders of:
Schwab S&P 500 Index Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the portfolios constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (four of the portfolios constituting Schwab Capital Trust) (hereafter collectively referred to as the “Funds”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 15, 2010

Other Federal Tax Information (unaudited)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2010, qualify for the corporate dividends received deduction:

Percentage

Schwab S&P 500 Index Fund	100.00
Schwab 1000 Index Fund	100.00
Schwab Small-Cap Index Fund	93.77
Schwab Total Stock Market Index Fund	98.94
Schwab International Index Fund	—

For the fiscal year ended October 31, 2010, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2011 via IRS form 1099 of the amounts for use in preparing their 2010 income tax return.

Schwab S&P 500 Index Fund	$125,874,825
Schwab 1000 Index Fund	78,998,534
Schwab Small-Cap Index Fund	10,798,047
Schwab Total Stock Market Index Fund	20,834,669
Schwab International Index Fund	37,381,674

The Schwab International Index Fund may elect to pass on the benefits of the foreign tax credit of $1,889,580 to its Shareholders for the year ended October 31, 2010. The respective foreign source income on the fund is $45,187,809.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust and Schwab Investments (collectively, the “Trusts”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreements”) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreements with respect to the Funds for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/ benchmarks, in light of total return, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreements with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to Schwab 1000 Index Fund that include lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 2000.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Funds (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call one of the numbers below.

Schwab Funds® direct investors:  1-800-407-0256

© 2010 Schwab Funds. All rights reserved.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13810-13

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.
(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.
(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.
(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler and Mariann Byerwalter, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Mr. Hasler and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of twelve series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, ten series have a fiscal year-end of August 31 and one series has a fiscal yea-end of February 28. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the twelve series, based on their respective 2010 and 2009 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

     Audit Fees
     2010: $376,618               2009: $396,441
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
     Audit-Related Fees
     For services rendered to Registrant:
     2010: $27,705               2009: $29,163
     Nature of these services: tax provision review and procedures performed related to Registrant’s service provider conversion.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
     Tax Fees
     For services rendered to Registrant:
     2010: $29,344               2009: $30,888
     Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
     All Other Fees
     For services rendered to Registrant:

     2010: $4,545               2009: $1,119

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
     2010: $61,594               2009: $61,170
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab 1000 Index Fund is filed under this Item.

 Schwab 1000 Index Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	2,145,859,470	4,568,022,168
0.0%		Other Investment Company	93,843	93,843
0.1%		Short-Term Investment	2,078,649	2,078,649

99.9%		Total Investments	2,148,031,962	4,570,194,660
0.4%		Collateral Invested for Securities on Loan	18,636,837	18,636,837
(0	.3)%	Other Assets and Liabilities, Net		(13,516,608)

100.0%		Net Assets		4,575,314,889

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Autoliv, Inc.	33,400	2,381,420
BorgWarner, Inc. *	45,798	2,569,726
Federal-Mogul Corp. *	3,900	77,337
Ford Motor Co. *	1,296,187	18,315,122
Gentex Corp.	54,072	1,080,359
Harley-Davidson, Inc.	93,192	2,859,130
Johnson Controls, Inc.	262,974	9,235,647
The Goodyear Tire & Rubber Co. *	76,800	784,896
Thor Industries, Inc.	5,600	176,344
TRW Automotive Holdings Corp. *	25,400	1,160,526

		38,640,507

Banks 2.7%
Associated Banc-Corp	65,448	829,226
BancorpSouth, Inc.	12,000	158,280
Bank of Hawaii Corp.	18,832	813,354
BB&T Corp.	261,200	6,114,692
BOK Financial Corp.	5,200	240,396
Capitol Federal Financial (b)	3,500	81,900
City National Corp.	16,532	852,555
Comerica, Inc.	59,228	2,119,178
Commerce Bancshares, Inc.	28,597	1,053,513
Cullen/Frost Bankers, Inc.	22,800	1,195,632
East West Bancorp, Inc.	36,000	634,680
Fifth Third Bancorp	241,384	3,031,783
First Citizens BancShares, Inc., Class A	450	84,051
First Horizon National Corp. *	90,830	916,475
First Niagara Financial Group, Inc.	73,800	874,530
FirstMerit Corp.	32,469	557,817
Fulton Financial Corp.	28,044	261,931
Hudson City Bancorp, Inc.	185,340	2,159,211
Huntington Bancshares, Inc.	214,298	1,215,070
KeyCorp	252,314	2,066,452
M&T Bank Corp. (b)	32,443	2,425,114
Marshall & Ilsley Corp.	170,831	1,009,611
New York Community Bancorp, Inc.	162,982	2,759,285
People’s United Financial, Inc.	140,593	1,730,700
PNC Financial Services Group, Inc.	180,834	9,746,953
Prosperity Bancshares, Inc.	7,300	226,957
Regions Financial Corp.	395,606	2,492,318
SunTrust Banks, Inc.	195,593	4,893,737
SVB Financial Group *	6,500	281,710
TCF Financial Corp.	48,584	639,365
TFS Financial Corp.	13,600	119,000
U.S. Bancorp	749,505	18,123,031
UMB Financial Corp.	4,700	174,182
Valley National Bancorp	60,828	811,445
Washington Federal, Inc.	17,600	264,528
Wells Fargo & Co.	2,003,196	52,243,352
Westamerica Bancorp	4,800	240,096
Zions Bancorp	42,198	871,811

		124,313,921

Capital Goods 8.0%
3M Co.	273,834	23,062,299
A123 Systems, Inc. (b)*	2,700	26,244
Acuity Brands, Inc.	6,800	340,476
Aecom Technology Corp. *	44,100	1,168,209
AGCO Corp. *	36,200	1,537,414
Alliant Techsystems, Inc. *	13,438	1,024,513
American Superconductor Corp. (b)*	6,900	232,185
AMETEK, Inc.	42,247	2,283,450
Armstrong World Industries, Inc. *	3,200	133,600
BE Aerospace, Inc. *	39,600	1,455,696
Bucyrus International, Inc.	29,400	2,003,904
Carlisle Cos., Inc.	24,036	842,943
Caterpillar, Inc.	242,576	19,066,474
CLARCOR, Inc.	19,700	781,302
Crane Co.	3,684	140,950
Cummins, Inc.	78,132	6,883,429
Danaher Corp.	204,040	8,847,174
Deere & Co.	162,746	12,498,893
Donaldson Co., Inc.	30,300	1,476,216
Dover Corp.	72,937	3,872,955
Eaton Corp.	64,959	5,770,308
EMCOR Group, Inc. *	10,300	266,255
Emerson Electric Co.	288,188	15,821,521
Fastenal Co.	50,900	2,620,332
Flowserve Corp.	21,841	2,184,100
Fluor Corp.	70,158	3,380,914
Gardner Denver, Inc.	20,400	1,179,528
General Cable Corp. *	4,100	114,554
General Dynamics Corp.	149,924	10,212,823
General Electric Co.	4,000,822	64,093,168
Goodrich Corp.	48,698	3,996,645

See financial notes 7

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Graco, Inc.	25,194	866,926
GrafTech International Ltd. *	47,200	777,384
Harsco Corp.	23,600	547,048
Honeywell International, Inc.	297,099	13,996,334
Hubbell, Inc., Class B	23,132	1,249,591
IDEX Corp.	31,706	1,143,952
Illinois Tool Works, Inc.	169,704	7,755,473
ITT Corp.	71,644	3,380,880
Jacobs Engineering Group, Inc. *	48,756	1,882,469
Joy Global, Inc.	40,108	2,845,663
KBR, Inc.	62,800	1,595,120
Kennametal, Inc.	27,798	949,024
L-3 Communications Holdings, Inc.	45,574	3,289,987
Lennox International, Inc.	19,100	783,291
Lincoln Electric Holdings, Inc.	18,000	1,075,680
Lockheed Martin Corp.	121,104	8,633,504
Masco Corp.	118,736	1,265,726
MSC Industrial Direct Co., Inc., Class A	17,258	982,671
Navistar International Corp. *	24,600	1,185,228
Nordson Corp.	6,600	514,932
Northrop Grumman Corp.	115,732	7,315,420
Oshkosh Corp. *	35,100	1,035,801
Owens Corning, Inc. *	39,100	1,057,264
PACCAR, Inc.	142,489	7,303,986
Pall Corp.	45,833	1,955,694
Parker Hannifin Corp.	62,953	4,819,052
Pentair, Inc.	38,500	1,260,105
Precision Castparts Corp.	55,001	7,512,037
Quanta Services, Inc. *	82,200	1,616,052
Raytheon Co.	147,990	6,819,379
Regal-Beloit Corp.	14,400	831,024
Rockwell Automation, Inc.	55,749	3,477,065
Rockwell Collins, Inc.	61,653	3,730,623
Roper Industries, Inc.	35,691	2,478,026
Seaboard Corp.	5	9,270
Snap-on, Inc.	22,650	1,155,150
Spirit AeroSystems Holdings, Inc., Class A *	41,500	898,060
SPX Corp.	19,314	1,295,197
Terex Corp. *	40,782	915,556
Textron, Inc.	106,238	2,211,875
The Boeing Co.	284,789	20,117,495
The Shaw Group, Inc. *	32,769	1,001,421
The Timken Co.	31,094	1,287,913
Thomas & Betts Corp. *	20,529	894,038
TransDigm Group, Inc. *	14,800	980,796
United Technologies Corp.	355,663	26,592,922
URS Corp. *	32,900	1,280,797
Valmont Industries, Inc.	1,600	126,160
W.W. Grainger, Inc.	22,876	2,837,310
Wabtec Corp.	19,000	889,960
Watsco, Inc.	5,000	279,850
Woodward Governor Co.	8,850	277,359

		366,302,014

Commercial & Professional Supplies 0.8%
Avery Dennison Corp.	44,460	1,616,121
Cintas Corp.	51,510	1,414,980
Clean Harbors, Inc. *	900	63,450
Copart, Inc. *	26,914	911,308
Corrections Corp. of America *	45,300	1,162,851
Covanta Holding Corp.	50,048	789,757
Equifax, Inc.	49,600	1,643,248
FTI Consulting, Inc. *	6,800	241,128
IHS, Inc., Class A *	15,900	1,148,616
Iron Mountain, Inc.	68,187	1,485,795
Manpower, Inc.	30,791	1,685,191
Pitney Bowes, Inc.	81,141	1,780,234
R.R. Donnelley & Sons Co.	80,019	1,476,351
Republic Services, Inc.	126,681	3,776,361
Robert Half International, Inc.	59,191	1,604,668
Rollins, Inc.	6,800	177,140
Stericycle, Inc. *	33,498	2,403,146
The Dun & Bradstreet Corp.	20,325	1,512,383
Towers Watson & Co., Class A	16,000	822,720
Verisk Analytics, Inc., Class A *	33,200	989,692
Waste Connections, Inc. *	30,800	1,254,792
Waste Management, Inc.	187,177	6,685,962

		34,645,894

Consumer Durables & Apparel 1.3%
Coach, Inc.	120,110	6,005,500
D.R. Horton, Inc.	104,997	1,096,169
Eastman Kodak Co. *	37,121	174,840
Fortune Brands, Inc.	58,928	3,185,058
Fossil, Inc. *	18,800	1,109,012
Garmin Ltd. (b)	44,086	1,447,784
Hanesbrands, Inc. *	37,300	925,040
Harman International Industries, Inc. *	28,097	942,654
Hasbro, Inc.	48,825	2,258,156
Jarden Corp.	35,000	1,122,100
Leggett & Platt, Inc.	59,644	1,215,545
Lennar Corp., Class A	63,275	918,120
M.D.C. Holdings, Inc.	5,879	151,384
Mattel, Inc.	141,697	3,305,791
Mohawk Industries, Inc. *	22,039	1,263,716
Newell Rubbermaid, Inc.	98,826	1,744,279
NIKE, Inc., Class B	150,368	12,245,970
NVR, Inc. *	2,298	1,441,788
Phillips-Van Heusen Corp.	20,200	1,239,068
Polo Ralph Lauren Corp.	22,495	2,179,316
Pulte Group, Inc. *	125,899	988,307
Stanley Black & Decker, Inc.	61,041	3,782,711
Tempur-Pedic International, Inc. *	29,400	1,014,300
The Warnaco Group, Inc. *	17,800	945,358
Toll Brothers, Inc. *	54,500	977,730
Tupperware Brands Corp.	25,000	1,120,250
VF Corp.	34,782	2,895,254
Whirlpool Corp.	29,115	2,207,791

		57,902,991

Consumer Services 2.1%
Apollo Group, Inc., Class A *	46,171	1,730,489
Bally Technologies, Inc. *	8,600	310,288
Brinker International, Inc.	16,100	298,494
Career Education Corp. *	11,200	196,448
Carnival Corp.	168,260	7,263,784
Chipotle Mexican Grill, Inc. *	12,000	2,522,520
Choice Hotels International, Inc.	2,200	83,666

8 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Darden Restaurants, Inc.	54,765	2,503,308
DeVry, Inc.	24,200	1,158,212
Education Management Corp. (b)*	3,100	37,200
H&R Block, Inc.	116,798	1,377,048
International Game Technology	118,026	1,840,025
ITT Educational Services, Inc. *	8,501	548,570
Las Vegas Sands Corp. *	121,663	5,581,898
Marriott International, Inc., Class A	99,375	3,681,844
McDonald’s Corp.	415,336	32,300,681
MGM Resorts International *	79,587	869,886
Panera Bread Co., Class A *	12,400	1,109,924
Penn National Gaming, Inc. *	27,360	909,994
Royal Caribbean Cruises Ltd. *	38,591	1,525,888
Service Corp. International	99,300	822,204
Sotheby’s	26,200	1,148,608
Starbucks Corp.	288,727	8,222,945
Starwood Hotels & Resorts Worldwide, Inc.	73,342	3,970,736
Strayer Education, Inc. (b)	5,000	699,150
Weight Watchers International, Inc.	2,729	91,394
Wendy’s/Arby’s Group, Inc., Class A	56,600	260,360
WMS Industries, Inc. *	20,700	903,141
Wyndham Worldwide Corp.	70,017	2,012,989
Wynn Resorts Ltd.	27,042	2,898,091
Yum! Brands, Inc.	181,676	9,003,863

		95,883,648

Diversified Financials 6.5%
Affiliated Managers Group, Inc. *	17,459	1,494,665
American Express Co.	437,977	18,158,526
Ameriprise Financial, Inc.	99,857	5,161,608
Apollo Investment Corp.	68,300	750,617
Bank of America Corp.	3,690,841	42,223,221
Bank of New York Mellon Corp.	445,096	11,154,106
BlackRock, Inc.	12,765	2,182,687
Capital One Financial Corp.	165,453	6,166,433
Citigroup, Inc. *	9,542,762	39,793,318
CME Group, Inc.	23,576	6,828,788
Credit Acceptance Corp. *	1,000	58,810
Discover Financial Services	212,724	3,754,579
E*TRADE Financial Corp. *	60,690	867,867
Eaton Vance Corp.	46,084	1,325,837
Federated Investors, Inc., Class B	34,550	860,641
Franklin Resources, Inc.	55,086	6,318,364
Greenhill & Co., Inc.	3,200	248,544
IntercontinentalExchange, Inc. *	28,589	3,284,018
Invesco Ltd.	167,490	3,852,270
Janus Capital Group, Inc.	43,600	460,416
Jefferies Group, Inc.	46,852	1,121,168
JPMorgan Chase & Co.	1,496,178	56,301,178
Lazard Ltd., Class A	31,800	1,173,420
Legg Mason, Inc.	63,714	1,977,045
Leucadia National Corp. *	75,164	1,910,669
Moody’s Corp.	76,926	2,081,618
Morgan Stanley	532,848	13,251,930
MSCI, Inc., Class A *	40,550	1,453,718
Northern Trust Corp.	95,076	4,718,622
NYSE Euronext	66,900	2,049,816
Raymond James Financial, Inc.	38,749	1,093,497
SEI Investments Co.	50,748	1,124,068
SLM Corp. *	182,024	2,166,086
State Street Corp.	193,850	8,095,176
Stifel Financial Corp. *	4,800	227,472
T. Rowe Price Group, Inc.	100,950	5,579,506
TD Ameritrade Holding Corp. *	101,631	1,736,874
The Charles Schwab Corp. (a)	373,465	5,751,361
The Goldman Sachs Group, Inc.	193,632	31,165,070
The NASDAQ OMX Group, Inc. *	30,537	641,888
Waddell & Reed Financial, Inc., Class A	33,400	970,938

		299,536,435

Energy 10.7%
Alpha Natural Resources, Inc. *	47,400	2,141,058
Anadarko Petroleum Corp.	188,948	11,633,528
Apache Corp.	130,800	13,213,416
Arch Coal, Inc.	55,200	1,357,368
Atlas Energy, Inc. *	30,600	891,072
Atwood Oceanics, Inc. *	4,400	143,044
Baker Hughes, Inc.	166,606	7,718,856
Cabot Oil & Gas Corp.	40,674	1,178,732
Cameron International Corp. *	95,800	4,191,250
CARBO Ceramics, Inc.	1,500	125,655
Chesapeake Energy Corp.	225,897	4,901,965
Chevron Corp.	763,677	63,087,357
Cimarex Energy Co.	32,715	2,510,876
Comstock Resources, Inc. *	3,600	80,460
Concho Resources, Inc. *	29,900	2,053,233
ConocoPhillips	559,666	33,244,160
CONSOL Energy, Inc.	70,898	2,606,210
Continental Resources, Inc. *	2,400	114,072
Denbury Resources, Inc. *	144,708	2,462,930
Devon Energy Corp.	173,082	11,253,792
Diamond Offshore Drilling, Inc. (b)	21,929	1,450,823
Dresser-Rand Group, Inc. *	32,300	1,105,306
Dril-Quip, Inc. *	2,300	158,930
El Paso Corp.	257,781	3,418,176
EOG Resources, Inc.	97,952	9,375,965
EQT Corp.	51,900	1,943,136
EXCO Resources, Inc.	59,700	885,351
Exxon Mobil Corp.	1,937,063	128,756,578
FMC Technologies, Inc. *	47,884	3,452,436
Forest Oil Corp. *	44,015	1,352,581
Halliburton Co.	345,488	11,007,248
Helmerich & Payne, Inc.	41,392	1,770,750
Hess Corp.	114,123	7,193,173
Marathon Oil Corp.	271,896	9,671,341
Mariner Energy, Inc. (b)*	39,900	994,308
Massey Energy Co.	33,501	1,409,387
McDermott International, Inc. *	89,812	1,385,799
Murphy Oil Corp.	74,844	4,876,835
Nabors Industries Ltd. *	110,988	2,319,649
National Oilwell Varco, Inc.	162,126	8,715,894
Newfield Exploration Co. *	51,066	3,044,555
Noble Energy, Inc.	67,961	5,537,462
Occidental Petroleum Corp.	312,416	24,565,270
Oceaneering International, Inc. *	21,500	1,330,205
Oil States International, Inc. *	19,500	996,840
Patriot Coal Corp. *	5,900	79,591
Patterson-UTI Energy, Inc.	60,221	1,168,890
Peabody Energy Corp.	105,021	5,555,611

See financial notes 9

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Petrohawk Energy Corp. *	111,400	1,894,914
Pioneer Natural Resources Co.	45,211	3,155,728
Plains Exploration & Production Co. *	33,557	935,234
Pride International, Inc. *	68,394	2,073,706
Quicksilver Resources, Inc. *	9,290	139,071
Range Resources Corp.	61,828	2,311,749
Rowan Cos., Inc. *	44,283	1,456,911
SandRidge Energy, Inc. *	128,234	701,440
Schlumberger Ltd.	524,747	36,674,568
SM Energy Co.	24,513	1,021,702
Southern Union Co.	49,962	1,255,545
Southwestern Energy Co. *	135,288	4,579,499
Spectra Energy Corp.	253,521	6,026,194
Sunoco, Inc.	45,800	1,716,126
Superior Energy Services, Inc. *	30,700	847,934
Teekay Corp.	3,368	107,102
Tesoro Corp.	27,512	356,555
The Williams Cos., Inc.	225,521	4,853,212
Tidewater, Inc.	20,268	934,963
Ultra Petroleum Corp. *	56,612	2,329,584
Unit Corp. *	3,200	125,536
Valero Energy Corp.	219,620	3,942,179
Whiting Petroleum Corp. *	19,900	1,998,756

		487,869,332

Food & Staples Retailing 2.2%
BJ’s Wholesale Club, Inc. *	21,800	909,714
Casey’s General Stores, Inc.	7,641	316,796
Costco Wholesale Corp.	170,899	10,727,330
CVS Caremark Corp.	507,811	15,295,267
Safeway, Inc.	153,497	3,515,081
SUPERVALU, Inc.	46,456	501,260
Sysco Corp.	231,990	6,834,426
The Kroger Co.	255,113	5,612,486
Wal-Mart Stores, Inc.	793,827	43,001,609
Walgreen Co.	356,169	12,067,006
Whole Foods Market, Inc. *	56,216	2,234,586

		101,015,561

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	812,165	20,645,234
Archer-Daniels-Midland Co.	251,785	8,389,476
Brown-Forman Corp., Class B	43,540	2,647,667
Bunge Ltd.	51,592	3,099,131
Campbell Soup Co.	74,458	2,699,103
Central European Distribution Corp. *	10,800	269,676
Coca-Cola Enterprises, Inc.	124,572	2,990,974
ConAgra Foods, Inc.	173,597	3,904,197
Constellation Brands, Inc., Class A *	76,932	1,517,868
Corn Products International, Inc.	29,300	1,246,715
Dean Foods Co. *	35,433	368,503
Del Monte Foods Co.	75,738	1,086,083
Dr Pepper Snapple Group, Inc.	99,600	3,640,380
Flowers Foods, Inc.	12,100	308,308
General Mills, Inc.	256,000	9,610,240
Green Mountain Coffee Roasters, Inc. *	41,100	1,355,889
H.J. Heinz Co.	123,698	6,074,809
Hansen Natural Corp. *	28,300	1,449,243
Hormel Foods Corp.	27,247	1,251,182
Kellogg Co.	99,631	5,007,454
Kraft Foods, Inc., Class A	618,964	19,973,968
Lancaster Colony Corp.	1,600	79,808
Lorillard, Inc.	60,800	5,188,672
McCormick & Co., Inc. - Non Voting Shares	50,354	2,226,654
Mead Johnson Nutrition Co.	80,200	4,717,364
Molson Coors Brewing Co., Class B	61,672	2,912,769
PepsiCo, Inc.	611,605	39,937,807
Philip Morris International, Inc.	724,265	42,369,503
Ralcorp Holdings, Inc. *	23,000	1,427,380
Reynolds American, Inc.	66,284	4,301,832
Sara Lee Corp.	273,272	3,915,988
Smithfield Foods, Inc. *	27,635	462,886
The Coca-Cola Co.	867,554	53,198,411
The Hershey Co.	66,424	3,287,324
The JM Smucker Co.	46,601	2,995,512
Tyson Foods, Inc., Class A	116,959	1,818,712

		266,376,722

Health Care Equipment & Services 4.0%
Aetna, Inc.	166,877	4,982,947
Alere, Inc. *	32,600	963,330
Allscripts Healthcare Solutions, Inc. *	9,300	177,537
Amedisys, Inc. (b)*	1,100	28,006
AmerisourceBergen Corp.	110,120	3,614,138
Baxter International, Inc.	231,945	11,806,000
Beckman Coulter, Inc.	27,428	1,460,267
Becton, Dickinson & Co.	90,765	6,854,573
Boston Scientific Corp. *	502,007	3,202,805
Brookdale Senior Living, Inc. *	7,200	135,216
C.R. Bard, Inc.	37,000	3,075,440
Cardinal Health, Inc.	137,110	4,756,346
CareFusion Corp. *	69,400	1,675,316
Catalyst Health Solutions, Inc. *	6,000	227,100
Cerner Corp. *	26,526	2,329,779
CIGNA Corp.	107,154	3,770,749
Community Health Systems, Inc. *	36,406	1,095,092
Coventry Health Care, Inc. *	57,962	1,357,470
DaVita, Inc. *	40,025	2,871,794
DENTSPLY International, Inc.	57,000	1,789,230
Edwards Lifesciences Corp. *	43,392	2,773,183
Emdeon, Inc., Class A *	3,200	43,616
Express Scripts, Inc. *	212,024	10,287,404
Gen-Probe, Inc. *	19,270	933,246
Health Management Associates, Inc., Class A *	39,000	312,390
Health Net, Inc. *	40,700	1,094,423
HEALTHSOUTH Corp. *	3,700	66,933
Henry Schein, Inc. *	35,919	2,016,852
Hologic, Inc. *	95,870	1,535,837
Hospira, Inc. *	63,540	3,779,359
Humana, Inc. *	66,591	3,881,589
IDEXX Laboratories, Inc. *	22,998	1,378,960
Intuitive Surgical, Inc. *	14,115	3,711,539
Kinetic Concepts, Inc. *	21,492	817,341

10 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Laboratory Corp. of America Holdings *	40,622	3,303,381
LifePoint Hospitals, Inc. *	2,200	74,624
Lincare Holdings, Inc.	39,975	1,048,145
Masimo Corp.	8,100	244,377
McKesson Corp.	105,047	6,931,001
Medco Health Solutions, Inc. *	178,186	9,360,111
MEDNAX, Inc. *	18,254	1,080,819
Medtronic, Inc.	424,968	14,963,123
Omnicare, Inc.	46,733	1,127,200
Owens & Minor, Inc.	9,800	279,104
Patterson Cos., Inc.	35,800	989,870
Quality Systems, Inc.	3,000	192,780
Quest Diagnostics, Inc.	59,047	2,901,570
ResMed, Inc. *	58,816	1,874,466
Select Medical Holdings Corp. *	3,600	26,928
Sirona Dental Systems, Inc. *	2,100	79,065
St. Jude Medical, Inc. *	122,555	4,693,857
STERIS Corp.	23,000	787,060
Stryker Corp.	114,154	5,649,481
Teleflex, Inc.	15,546	866,690
Tenet Healthcare Corp. *	169,700	739,892
The Cooper Cos., Inc.	17,700	873,318
Thoratec Corp. *	22,300	727,872
UnitedHealth Group, Inc.	440,912	15,894,878
Universal Health Services, Inc., Class B	39,074	1,612,584
Varian Medical Systems, Inc. *	48,771	3,083,303
VCA Antech, Inc. *	13,454	278,094
WellPoint, Inc. *	168,523	9,157,540
Zimmer Holdings, Inc. *	80,812	3,833,721

		181,480,661

Household & Personal Products 2.5%
Alberto-Culver Co.	33,450	1,247,350
Avon Products, Inc.	167,336	5,095,381
Church & Dwight Co., Inc.	26,997	1,777,752
Colgate-Palmolive Co.	185,627	14,315,554
Energizer Holdings, Inc. *	27,300	2,041,494
Herbalife Ltd.	17,909	1,143,669
Kimberly-Clark Corp.	159,584	10,108,051
The Clorox Co.	55,525	3,695,189
The Estee Lauder Cos., Inc., Class A	46,254	3,291,897
The Procter & Gamble Co.	1,100,119	69,934,565

		112,650,902

Insurance 4.0%
Aflac, Inc.	183,413	10,250,953
Alleghany Corp. *	838	251,802
Allied World Assurance Co. Holdings Ltd.	17,100	978,291
American Financial Group, Inc.	31,005	948,133
American International Group, Inc. (b)*	33,876	1,423,131
American National Insurance Co.	1,837	144,094
Aon Corp.	128,103	5,092,094
Arch Capital Group Ltd. *	23,200	2,004,248
Arthur J. Gallagher & Co.	39,920	1,124,147
Aspen Insurance Holdings Ltd.	32,600	924,862
Assurant, Inc.	45,792	1,810,616
Assured Guaranty Ltd.	45,300	862,965
Axis Capital Holdings Ltd.	55,862	1,899,867
Berkshire Hathaway, Inc., Class B *	642,912	51,150,079
Brown & Brown, Inc.	46,176	1,029,263
Cincinnati Financial Corp.	63,817	1,878,772
CNA Financial Corp. *	4,250	117,810
Endurance Specialty Holdings Ltd.	7,753	320,974
Erie Indemnity Co., Class A	6,485	370,812
Everest Re Group Ltd.	23,620	1,990,694
Fidelity National Financial, Inc., Class A	96,369	1,290,381
Genworth Financial, Inc., Class A *	146,439	1,660,618
Hanover Insurance Group, Inc.	19,600	886,900
HCC Insurance Holdings, Inc.	44,057	1,166,629
Lincoln National Corp.	118,059	2,890,084
Loews Corp.	130,958	5,170,222
Markel Corp. *	3,431	1,149,454
Marsh & McLennan Cos., Inc.	206,720	5,163,866
Mercury General Corp.	3,435	145,919
MetLife, Inc.	320,944	12,943,671
Old Republic International Corp.	93,909	1,239,599
PartnerRe Ltd.	32,969	2,615,101
Platinum Underwriters Holdings Ltd.	7,800	335,790
Principal Financial Group, Inc.	125,009	3,355,241
ProAssurance Corp. *	12,700	730,123
Prudential Financial, Inc.	181,897	9,564,144
Reinsurance Group of America, Inc.	29,310	1,467,552
RenaissanceRe Holdings Ltd.	24,407	1,470,766
StanCorp Financial Group, Inc.	19,242	825,482
The Allstate Corp.	210,298	6,411,986
The Chubb Corp.	129,192	7,495,720
The Hartford Financial Services Group, Inc.	138,595	3,323,508
The Progressive Corp.	264,242	5,591,361
The Travelers Cos., Inc.	203,247	11,219,234
Torchmark Corp.	32,477	1,860,282
Transatlantic Holdings, Inc.	22,345	1,175,347
Unum Group	130,014	2,914,914
Validus Holdings Ltd.	51,441	1,458,867
W. R. Berkley Corp.	52,925	1,456,496
Wesco Financial Corp.	219	79,585
White Mountains Insurance Group Ltd.	1,913	610,630
XL Group plc	94,067	1,989,517

		184,232,596

Materials 4.1%
Air Products & Chemicals, Inc.	82,978	7,050,641
Airgas, Inc.	32,151	2,280,470
AK Steel Holding Corp.	17,200	216,548
Albemarle Corp.	36,900	1,849,797
Alcoa, Inc.	366,920	4,817,660
Allegheny Technologies, Inc.	29,252	1,541,288
AptarGroup, Inc.	26,500	1,189,320
Ashland, Inc.	29,400	1,517,922
Ball Corp.	36,888	2,374,112
Bemis Co., Inc.	42,449	1,348,180

See financial notes 11

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Cabot Corp.	25,616	871,456
Celanese Corp., Series A	55,443	1,976,543
CF Industries Holdings, Inc.	22,812	2,795,154
Cliffs Natural Resources, Inc.	51,300	3,344,760
Commercial Metals Co.	17,694	245,593
Compass Minerals International, Inc.	13,000	1,025,310
Crown Holdings, Inc. *	62,976	2,027,197
Cytec Industries, Inc.	19,100	945,832
Domtar Corp.	16,400	1,301,504
E.I. du Pont de Nemours & Co.	351,557	16,621,615
Eastman Chemical Co.	28,491	2,238,538
Ecolab, Inc.	93,068	4,590,114
FMC Corp.	28,352	2,072,531
Freeport-McMoRan Copper & Gold, Inc.	168,465	15,950,266
Greif, Inc., Class A	13,400	787,116
Huntsman Corp.	25,700	355,945
International Flavors & Fragrances, Inc.	31,008	1,555,361
International Paper Co.	165,707	4,189,073
Intrepid Potash, Inc. *	6,450	221,429
Martin Marietta Materials, Inc. (b)	16,849	1,356,008
MeadWestvaco Corp.	67,083	1,726,046
Monsanto Co.	213,634	12,694,132
Nalco Holding Co.	54,143	1,525,750
Newmont Mining Corp.	191,508	11,657,092
Nucor Corp.	123,376	4,715,431
Owens-Illinois, Inc. *	66,077	1,852,138
Packaging Corp. of America	40,330	985,262
Pactiv Corp. *	51,860	1,720,715
PPG Industries, Inc.	65,406	5,016,640
Praxair, Inc.	120,028	10,963,358
Reliance Steel & Aluminum Co.	25,122	1,051,356
Rock-Tenn Co., Class A	15,200	864,120
Rockwood Holdings, Inc. *	3,900	132,288
Royal Gold, Inc.	14,900	737,699
RPM International, Inc.	50,600	1,047,926
Sealed Air Corp.	62,302	1,442,291
Sigma-Aldrich Corp.	47,708	3,025,641
Silgan Holdings, Inc.	4,200	141,750
Solutia, Inc. *	19,100	345,901
Sonoco Products Co.	39,170	1,312,195
Steel Dynamics, Inc.	84,500	1,226,940
Temple-Inland, Inc.	41,900	868,168
The Dow Chemical Co.	448,256	13,819,732
The Lubrizol Corp.	26,760	2,742,632
The Mosaic Co.	63,695	4,659,926
The Scotts Miracle-Gro Co., Class A	17,668	943,471
The Sherwin-Williams Co.	36,090	2,633,487
The Valspar Corp.	39,546	1,269,427
Titanium Metals Corp. *	13,285	261,183
United States Steel Corp. (b)	56,168	2,403,429
Vulcan Materials Co.	46,525	1,698,628
W.R. Grace & Co. *	4,800	153,888
Walter Energy, Inc.	20,800	1,829,568

		186,125,493

Media 3.2%
Cablevision Systems Corp., Class A	97,010	2,594,047
CBS Corp., Class B - Non Voting Shares	265,405	4,493,307
Central European Media Enterprises, Ltd., Class A *	8,100	186,705
Cinemark Holdings, Inc.	4,200	73,710
Clear Channel Outdoor Holdings, Inc., Class A *	4,900	58,212
Comcast Corp., Class A	1,090,903	22,450,784
DIRECTV, Class A *	356,925	15,511,961
Discovery Communications, Inc., Class C *	111,100	4,317,346
DISH Network Corp., Class A	82,272	1,633,922
DreamWorks Animation SKG, Inc., Class A *	29,600	1,044,880
Gannett Co., Inc.	92,554	1,096,765
John Wiley & Sons, Inc., Class A	10,280	443,685
Lamar Advertising Co., Class A *	8,370	284,496
Liberty Global, Inc., Series A (b)*	102,266	3,864,632
Liberty Media Corp - Capital, Series A *	37,700	2,169,258
Liberty Media-Starz, Series A *	20,024	1,311,972
Live Nation Entertainment, Inc. *	21,900	207,831
Morningstar, Inc. *	1,550	75,671
News Corp., Class A	871,428	12,600,849
Omnicom Group, Inc.	120,088	5,279,069
Regal Entertainment Group, Class A	12,500	168,750
Scripps Networks Interactive, Class A	35,100	1,786,239
Sirius XM Radio, Inc. *	1,512,300	2,260,889
The Interpublic Group of Cos., Inc. *	140,564	1,454,837
The McGraw-Hill Cos., Inc.	123,436	4,647,365
The New York Times Co., Class A *	9,125	69,989
The Walt Disney Co.	750,620	27,104,888
The Washington Post Co., Class B (b)	1,326	533,251
Time Warner Cable, Inc.	127,036	7,351,573
Time Warner, Inc.	442,800	14,395,428
Viacom Inc., Class B	231,646	8,939,219

		148,411,530

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
Abbott Laboratories	580,446	29,788,489
Alexion Pharmaceuticals, Inc. *	34,500	2,356,350
Allergan, Inc.	119,562	8,657,485
Amgen, Inc. *	373,660	21,369,615
Amylin Pharmaceuticals, Inc. *	48,847	636,477
Bio-Rad Laboratories, Inc., Class A *	3,000	271,860
Biogen Idec, Inc. *	103,755	6,506,476
BioMarin Pharmaceuticals, Inc. *	39,500	1,033,320
Bristol-Myers Squibb Co.	664,139	17,865,339
Bruker Corp. *	7,700	115,423
Celgene Corp. *	178,820	11,099,357
Cephalon, Inc. *	29,300	1,946,692

12 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Charles River Laboratories International, Inc. *	25,815	845,958
Covance, Inc. *	24,300	1,141,857
Dendreon Corp. *	52,200	1,905,300
Eli Lilly & Co.	383,671	13,505,219
Endo Pharmaceuticals Holdings, Inc. *	23,028	846,049
Forest Laboratories, Inc. *	118,246	3,908,030
Genzyme Corp. *	104,031	7,503,756
Gilead Sciences, Inc. *	344,912	13,682,659
Human Genome Sciences, Inc. *	70,700	1,900,416
Illumina, Inc. *	48,000	2,606,880
Johnson & Johnson	1,037,167	66,036,423
King Pharmaceuticals, Inc. *	97,266	1,375,341
Life Technologies Corp. *	69,906	3,507,883
Merck & Co., Inc.	1,167,098	42,342,316
Mettler-Toledo International, Inc. *	13,000	1,697,280
Mylan, Inc. *	119,800	2,434,336
Myriad Genetics, Inc. *	7,600	151,468
Onyx Pharmaceuticals, Inc. *	4,900	131,467
PerkinElmer, Inc.	45,800	1,074,010
Perrigo Co.	31,500	2,075,220
Pfizer, Inc.	3,033,211	52,777,871
Pharmaceutical Product Development, Inc.	47,746	1,232,324
Regeneron Pharmaceuticals, Inc. *	5,000	130,400
Salix Pharmaceuticals Ltd. *	21,800	824,694
Talecris Biotherapeutics Holdings Corp. *	4,000	98,080
Techne Corp.	14,163	862,810
Thermo Fisher Scientific, Inc. *	158,698	8,160,251
United Therapeutics Corp. *	10,000	600,000
Vertex Pharmaceuticals, Inc. *	75,512	2,894,375
Waters Corp. *	36,100	2,676,093
Watson Pharmaceuticals, Inc. *	41,600	1,940,640

		342,516,289

Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	17,300	1,271,204
AMB Property Corp.	50,925	1,435,576
Apartment Investment & Management Co., Class A	20,418	475,944
AvalonBay Communities, Inc.	31,949	3,396,498
Boston Properties, Inc.	52,605	4,534,025
BRE Properties, Inc.	23,424	1,005,592
Camden Property Trust	26,264	1,302,432
CB Richard Ellis Group, Inc., Class A *	105,737	1,940,274
CommonWealth REIT	8,725	222,051
Corporate Office Properties Trust	22,800	809,172
Developers Diversified Realty Corp.	67,800	874,620
Digital Realty Trust, Inc.	30,000	1,791,900
Douglas Emmett, Inc.	47,600	853,944
Duke Realty Corp.	87,837	1,095,327
Equity Residential	108,272	5,265,267
Essex Property Trust, Inc.	10,517	1,188,000
Federal Realty Investment Trust	24,196	1,983,588
Forest City Enterprises, Inc., Class A *	18,100	264,079
HCP, Inc.	114,880	4,136,829
Health Care REIT, Inc.	48,221	2,464,093
Highwoods Properties, Inc.	28,000	927,640
Hospitality Properties Trust	48,381	1,103,571
Host Hotels & Resorts, Inc.	246,639	3,919,094
Jones Lang LaSalle, Inc.	16,400	1,280,184
Kimco Realty Corp.	157,831	2,719,428
Liberty Property Trust	44,104	1,475,720
Mack-Cali Realty Corp.	30,847	1,035,842
National Retail Properties, Inc.	32,300	875,330
Nationwide Health Properties, Inc.	44,000	1,796,520
OMEGA Healthcare Investors, Inc.	33,400	768,200
Plum Creek Timber Co., Inc.	63,798	2,350,318
ProLogis	185,461	2,531,543
Public Storage	52,709	5,229,787
Rayonier, Inc.	31,123	1,624,621
Realty Income Corp. (b)	40,900	1,402,052
Regency Centers Corp.	32,082	1,353,219
Senior Housing Properties Trust	49,900	1,192,111
Simon Property Group, Inc.	111,550	10,711,031
SL Green Realty Corp.	28,951	1,902,660
Tanger Factory Outlet Centers, Inc.	15,800	757,136
Taubman Centers, Inc.	4,800	222,816
The Macerich Co.	38,345	1,710,570
The St. Joe Co. (b)*	34,800	702,612
UDR, Inc.	59,862	1,345,698
Ventas, Inc.	61,419	3,289,602
Vornado Realty Trust	60,634	5,298,805
Washington Real Estate Investment Trust	23,400	749,502
Weingarten Realty Investors	40,802	984,552
Weyerhaeuser Co.	140,350	2,276,477

		97,847,056

Retailing 3.8%
Aaron’s, Inc.	6,350	119,761
Abercrombie & Fitch Co., Class A	34,819	1,492,342
Advance Auto Parts, Inc.	35,402	2,300,422
Aeropostale, Inc. *	36,800	897,184
Amazon.com, Inc. *	130,141	21,491,485
American Eagle Outfitters, Inc.	82,585	1,322,186
AutoNation, Inc. (b)*	36,266	842,097
AutoZone, Inc. *	10,833	2,574,246
Bed Bath & Beyond, Inc. *	102,920	4,518,188
Best Buy Co., Inc.	133,826	5,751,841
Big Lots, Inc. *	32,400	1,016,388
CarMax, Inc. *	86,900	2,693,031
Chico’s FAS, Inc.	7,000	68,040
Dick’s Sporting Goods, Inc. *	35,000	1,008,700
Dollar Tree, Inc. *	50,412	2,586,640
Expedia, Inc.	82,609	2,391,531
Family Dollar Stores, Inc.	52,800	2,437,776
Foot Locker, Inc.	61,309	976,652
GameStop Corp., Class A *	53,300	1,047,878
Genuine Parts Co.	62,530	2,992,686
Guess?, Inc.	22,800	887,376
J. Crew Group, Inc. *	21,900	700,581
J.C. Penney Co., Inc.	92,422	2,881,718
Kohl’s Corp. *	118,065	6,044,928
Liberty Media Corp. - Interactive, Class A *	226,208	3,338,830

See financial notes 13

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Limited Brands, Inc.	104,823	3,080,748
LKQ Corp. *	55,400	1,204,396
Lowe’s Cos., Inc.	528,896	11,281,352
Macy’s, Inc.	164,976	3,900,033
Netflix, Inc. *	16,300	2,828,050
Nordstrom, Inc.	64,800	2,495,448
O’Reilly Automotive, Inc. *	54,666	3,197,961
Office Depot, Inc. *	21,500	96,535
PetSmart, Inc.	48,395	1,811,425
Priceline.com, Inc. *	17,200	6,481,132
RadioShack Corp.	49,040	987,175
Ross Stores, Inc.	47,956	2,828,924
Sally Beauty Holdings, Inc. *	13,100	159,427
Sears Holdings Corp. (b)*	18,994	1,367,188
Signet Jewelers Ltd. *	33,400	1,175,012
Staples, Inc.	283,770	5,808,772
Target Corp.	279,842	14,534,993
The Dress Barn, Inc. *	4,300	98,642
The Gap, Inc.	179,775	3,417,523
The Home Depot, Inc.	628,015	19,393,103
The TJX Cos., Inc.	159,315	7,310,965
Tiffany & Co.	48,773	2,584,969
Tractor Supply Co.	28,400	1,124,640
Urban Outfitters, Inc. *	50,796	1,562,993
Williams-Sonoma, Inc.	41,400	1,340,118

		172,454,031

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	220,631	1,617,225
Altera Corp.	115,769	3,613,150
Analog Devices, Inc.	114,374	3,850,973
Applied Materials, Inc.	522,689	6,460,436
Atheros Communications *	26,100	810,144
Atmel Corp. *	177,800	1,575,308
Broadcom Corp., Class A	145,825	5,940,911
Cree, Inc. *	40,600	2,082,374
Cypress Semiconductor Corp. *	30,500	430,050
First Solar, Inc. *	11,000	1,514,480
Intel Corp.	2,092,280	41,992,060
Intersil Corp., Class A	19,267	252,205
KLA-Tencor Corp.	66,138	2,362,449
Lam Research Corp. *	49,900	2,284,921
Linear Technology Corp.	87,466	2,819,029
LSI Corp. *	175,998	922,230
Marvell Technology Group Ltd. *	202,562	3,911,472
Maxim Integrated Products, Inc.	119,600	2,590,536
MEMC Electronic Materials, Inc. *	85,177	1,091,969
Microchip Technology, Inc.	71,966	2,315,866
Micron Technology, Inc. *	241,100	1,993,897
National Semiconductor Corp.	91,458	1,252,975
Novellus Systems, Inc. *	37,995	1,109,834
NVIDIA Corp. *	217,499	2,616,513
ON Semiconductor Corp. *	166,700	1,278,589
PMC-Sierra, Inc. *	89,200	685,948
Rambus, Inc. *	41,364	817,766
Silicon Laboratories, Inc. *	17,936	715,646
Skyworks Solutions, Inc. *	68,300	1,564,753
SunPower Corp., Class A (b)*	7,600	103,664
Teradyne, Inc. *	68,500	769,940
Texas Instruments, Inc.	473,675	14,006,570
Varian Semiconductor Equipment Associates, Inc. *	28,800	940,896
Xilinx, Inc.	108,505	2,909,019

		119,203,798

Software & Services 9.1%
Activision Blizzard, Inc.	213,538	2,449,281
Adobe Systems, Inc. *	199,813	5,624,736
Akamai Technologies, Inc. *	67,109	3,467,522
Alliance Data Systems Corp. (b)*	20,471	1,242,999
Amdocs Ltd. *	79,900	2,451,332
ANSYS, Inc. *	34,800	1,574,700
AOL, Inc. *	42,200	1,125,896
Autodesk, Inc. *	91,272	3,302,221
Automatic Data Processing, Inc.	192,751	8,561,999
BMC Software, Inc. *	71,912	3,269,119
Broadridge Financial Solutions, Inc.	53,600	1,179,200
CA, Inc.	152,081	3,529,800
Cadence Design Systems, Inc. *	105,387	892,628
Citrix Systems, Inc. *	71,700	4,593,819
Cognizant Technology Solutions Corp., Class A *	115,466	7,527,228
Computer Sciences Corp.	59,731	2,929,806
Compuware Corp. *	36,164	362,002
Concur Technologies, Inc. *	16,750	864,635
CoreLogic, Inc.	40,060	703,854
DST Systems, Inc.	6,080	263,082
eBay, Inc. *	431,670	12,868,083
Electronic Arts, Inc. *	129,381	2,050,689
Equinix, Inc. *	15,300	1,288,872
FactSet Research Systems, Inc.	16,500	1,448,370
Fidelity National Information Services, Inc.	128,808	3,490,697
Fiserv, Inc. *	60,289	3,286,956
Gartner, Inc. *	3,200	101,408
Genpact Ltd. *	2,750	43,725
Global Payments, Inc.	31,938	1,244,304
Google, Inc., Class A *	93,311	57,198,710
IAC/InterActiveCorp *	34,430	960,597
Informatica Corp. *	35,100	1,428,219
International Business Machines Corp.	490,340	70,412,824
Intuit, Inc. *	118,644	5,694,912
Jack Henry & Associates, Inc.	34,000	923,440
Lender Processing Services, Inc.	37,600	1,084,384
ManTech International Corp., Class A *	900	35,289
MasterCard, Inc., Class A	37,600	9,026,256
McAfee, Inc. *	61,829	2,924,512
MICROS Systems, Inc. *	31,200	1,416,168
Microsoft Corp.	2,907,638	77,459,476
Monster Worldwide, Inc. *	15,200	274,512
NeuStar, Inc., Class A *	11,600	299,396
Novell, Inc. *	135,924	806,029
Nuance Communications, Inc. *	89,600	1,407,616
Oracle Corp.	1,508,610	44,353,134
Parametric Technology Corp. *	46,200	991,914
Paychex, Inc.	126,028	3,490,976
Quest Software, Inc. *	2,400	62,808
Rackspace Hosting, Inc. (b)*	2,600	64,896

14 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Red Hat, Inc. *	73,583	3,109,618
Rovi Corp. *	40,400	2,046,260
SAIC, Inc. *	116,300	1,807,302
Salesforce.com, Inc. *	43,121	5,005,054
Solera Holdings, Inc.	27,300	1,311,765
Symantec Corp. *	312,689	5,059,308
Synopsys, Inc. *	57,100	1,460,618
Teradata Corp. *	64,344	2,532,580
TIBCO Software, Inc. *	66,400	1,276,208
Total System Services, Inc.	77,300	1,206,653
VeriFone Systems, Inc. *	5,700	192,831
VeriSign, Inc. *	52,105	1,810,649
Visa, Inc., Class A	180,300	14,094,051
VMware, Inc., Class A *	25,200	1,926,792
WebMD Health Corp. *	13,624	712,263
Western Union Co.	258,240	4,545,024
Yahoo!, Inc. *	454,779	7,508,401

		417,660,408

Technology Hardware & Equipment 7.2%
Agilent Technologies, Inc. *	131,231	4,566,839
Amphenol Corp., Class A	67,220	3,369,739
Apple, Inc. *	346,814	104,345,928
Arrow Electronics, Inc. *	46,900	1,388,709
Avnet, Inc. *	59,546	1,773,280
AVX Corp.	3,850	55,209
Brocade Communications Systems, Inc. *	168,000	1,061,760
Cisco Systems, Inc. *	2,176,815	49,696,686
CommScope, Inc. *	15,700	497,062
Corning, Inc.	604,763	11,055,068
Dell, Inc. *	668,849	9,618,049
Diebold, Inc.	26,018	797,452
Dolby Laboratories, Inc., Class A *	20,600	1,270,608
EchoStar Corp., Class A *	3,054	64,745
EMC Corp. *	787,624	16,547,980
F5 Networks, Inc. *	29,200	3,436,840
FLIR Systems, Inc. *	59,500	1,656,480
Harris Corp.	51,596	2,331,623
Hewlett-Packard Co.	894,668	37,629,736
Ingram Micro, Inc., Class A *	66,051	1,166,461
Itron, Inc. *	13,200	802,164
Jabil Circuit, Inc.	55,600	852,904
JDS Uniphase Corp. *	87,300	917,523
Juniper Networks, Inc. *	171,494	5,554,691
Lexmark International, Inc., Class A *	30,659	1,165,962
Molex, Inc.	53,121	1,078,356
Motorola, Inc. *	821,888	6,698,387
National Instruments Corp.	8,900	309,631
NCR Corp. *	62,444	856,732
NetApp, Inc. *	132,800	7,071,600
Polycom, Inc. *	33,100	1,118,118
QLogic Corp. *	18,000	316,260
QUALCOMM, Inc.	639,278	28,850,616
Riverbed Technology, Inc. *	21,700	1,248,618
SanDisk Corp. *	89,458	3,361,832
Seagate Technology *	190,537	2,791,367
Tech Data Corp. *	19,900	855,501
Tellabs, Inc.	73,675	502,463
Trimble Navigation Ltd. *	47,200	1,691,648
Vishay Intertechnology, Inc. *	14,600	164,980
Western Digital Corp. *	88,312	2,827,750
Xerox Corp.	484,545	5,669,176
Zebra Technologies Corp., Class A *	6,025	215,574

		327,252,107

Telecommunication Services 3.0%
American Tower Corp., Class A *	157,389	8,122,846
AT&T, Inc.	2,222,077	63,329,194
CenturyLink, Inc.	116,571	4,823,708
Clearwire Corp., Class A (b)*	13,350	94,652
Crown Castle International Corp. *	96,427	4,157,932
Frontier Communications Corp.	380,706	3,342,599
Level 3 Communications, Inc. *	357,640	346,088
MetroPCS Communications, Inc. *	49,000	510,090
NII Holdings, Inc. *	65,141	2,723,545
Qwest Communications International, Inc.	512,035	3,379,431
SBA Communications Corp., Class A *	45,800	1,798,108
Sprint Nextel Corp. *	1,018,657	4,196,867
Telephone & Data Systems, Inc.	36,701	1,278,296
tw telecom, Inc. *	58,600	1,078,240
United States Cellular Corp. *	2,600	120,796
Verizon Communications, Inc.	1,092,937	35,487,664
Windstream Corp.	171,148	2,166,734

		136,956,790

Transportation 2.1%
AMR Corp. *	80,351	633,166
C.H. Robinson Worldwide, Inc.	64,648	4,556,391
CSX Corp.	150,842	9,269,241
Delta Air Lines, Inc. *	305,500	4,243,395
Expeditors International of Washington, Inc.	81,898	4,042,485
FedEx Corp.	117,428	10,300,784
Hertz Global Holdings, Inc. *	35,400	400,728
J.B. Hunt Transport Services, Inc.	34,391	1,236,700
Kansas City Southern *	37,600	1,647,632
Kirby Corp. *	21,100	907,089
Knight Transportation, Inc.	9,100	162,617
Landstar System, Inc.	19,930	749,767
Norfolk Southern Corp.	143,106	8,799,588
Ryder System, Inc.	21,964	960,925
Southwest Airlines Co.	290,788	4,001,243
Union Pacific Corp.	193,582	16,973,270
United Continental Holdings, Inc. *	122,482	3,556,877
United Parcel Service, Inc., Class B	372,375	25,075,732

		97,517,630

Utilities 3.7%
AGL Resources, Inc.	30,300	1,189,578
Allegheny Energy, Inc.	66,453	1,541,710
Alliant Energy Corp.	43,900	1,603,667
Ameren Corp.	83,085	2,407,803
American Electric Power Co., Inc.	185,231	6,935,049
American Water Works Co., Inc.	30,900	737,892

See financial notes 15

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Aqua America, Inc.	53,434	1,150,434
Atmos Energy Corp.	36,318	1,069,565
Calpine Corp. *	133,400	1,667,500
CenterPoint Energy, Inc.	153,011	2,533,862
Cleco Corp.	9,500	297,065
CMS Energy Corp.	90,033	1,654,807
Consolidated Edison, Inc.	110,006	5,469,498
Constellation Energy Group, Inc.	78,441	2,372,056
Dominion Resources, Inc.	228,908	9,948,342
DPL, Inc.	46,861	1,223,072
DTE Energy Co.	64,597	3,020,556
Duke Energy Corp.	498,293	9,073,916
Edison International	127,654	4,710,433
Energen Corp.	28,096	1,254,205
Entergy Corp.	74,022	5,516,860
Exelon Corp.	253,256	10,337,910
FirstEnergy Corp.	119,470	4,339,150
Great Plains Energy, Inc.	40,000	761,200
Hawaiian Electric Industries, Inc.	37,748	850,840
Integrys Energy Group, Inc.	29,955	1,593,306
ITC Holdings Corp.	19,900	1,245,939
MDU Resources Group, Inc.	73,617	1,467,187
Mirant Corp. *	11,802	125,219
National Fuel Gas Co.	31,547	1,740,763
New Jersey Resources Corp.	6,500	263,185
NextEra Energy, Inc.	158,008	8,696,760
Nicor, Inc.	18,000	857,340
NiSource, Inc.	108,080	1,870,865
Northeast Utilities	68,114	2,130,606
NRG Energy, Inc. *	82,930	1,651,136
NSTAR	41,912	1,748,150
NV Energy, Inc.	92,000	1,256,720
OGE Energy Corp.	37,980	1,677,197
ONEOK, Inc.	41,362	2,060,655
Ormat Technologies, Inc.	2,550	72,700
Pepco Holdings, Inc.	89,174	1,717,491
PG&E Corp.	145,437	6,954,797
Piedmont Natural Gas Co., Inc.	27,000	796,230
Pinnacle West Capital Corp.	39,687	1,633,517
PPL Corp.	147,761	3,974,771
Progress Energy, Inc.	109,585	4,931,325
Public Service Enterprise Group, Inc.	192,272	6,219,999
Questar Corp.	68,320	1,159,390
RRI Energy, Inc. *	28,197	106,021
SCANA Corp.	43,431	1,773,722
Sempra Energy	96,578	5,164,991
Southern Co.	313,618	11,876,714
TECO Energy, Inc.	83,817	1,474,341
The AES Corp. *	198,502	2,370,114
UGI Corp.	41,148	1,238,143
Vectren Corp.	31,800	870,684
Westar Energy, Inc.	42,700	1,080,310
WGL Holdings, Inc.	19,700	759,435
Wisconsin Energy Corp.	45,818	2,728,004
Xcel Energy, Inc.	179,009	4,271,155

		171,225,852

Total Common Stock
(Cost $2,145,859,470)		4,568,022,168

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	93,843	93,843

Total Other Investment Company
(Cost $93,843)		93,843

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.14% 12/16/10 (c)	2,079,000	2,078,649

Total Short-Term Investment
(Cost $2,078,649)		2,078,649

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Navigator Security Lending Prime Portfolio	18,636,837	18,636,837

Total Collateral Invested for Securities on Loan
(Cost $18,636,837)		18,636,837

End of Collateral Invested for Securities on Loan

At 10/31/10 tax basis cost of the fund’s investments was $2,124,474,809 and the unrealized appreciation and depreciation were $2,546,102,555 and ($100,382,704), respectively, with a net unrealized appreciation of $2,445,719,851.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust

16 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	30	1,769,550	8,122

See financial notes 17

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments — Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executie Officer

Date: 12/16/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 12/16/2010

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: 12/16/2010